WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 31.1%
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.4%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	15,439,000	$16,038,805	(a)
AT&T Inc., Senior Notes	3.800%	2/15/27	1,250,000	1,384,565
AT&T Inc., Senior Notes	2.300%	6/1/27	25,680,000	26,598,398
AT&T Inc., Senior Notes	1.650%	2/1/28	37,680,000	37,404,502
AT&T Inc., Senior Notes	2.250%	2/1/32	8,840,000	8,614,347
AT&T Inc., Senior Notes	2.550%	12/1/33	5,590,000	5,504,595
AT&T Inc., Senior Notes	3.100%	2/1/43	26,840,000	25,779,655
AT&T Inc., Senior Notes	4.350%	6/15/45	6,469,000	7,320,725
AT&T Inc., Senior Notes	3.550%	9/15/55	22,321,000	22,056,704
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	5,794,000	6,249,408	(a)
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	6,160,000	7,699,096
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	11,960,000	14,405,390
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	5,622,000	5,950,630
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	5,755,000	6,535,139
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	4,820,000	5,175,565
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	13,470,000	13,684,045
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	27,937,000	32,141,668
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	4,900,000	5,499,375
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	10,510,000	11,245,802
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	13,790,000	13,117,119
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	41,290,000	41,824,999
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	60,729,000	60,093,524	(a)
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	23,345,000	27,820,847

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	1

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,200,000	$2,608,056
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	1,140,000	1,340,506
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	11,010,000	14,252,556
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	32,010,000	30,117,390
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	4,840,000	5,328,801
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	9,310,000	10,698,992
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	12,748,000	16,254,845
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	2,019,996
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	5,339,000	6,558,633
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	24,170,000	27,503,464
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	47,510,000	44,353,623
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	20,000,000	21,118,832

Total Diversified Telecommunication Services				584,300,597

Entertainment - 0.0%††
ViacomCBS Inc., Senior Notes	3.875%	4/1/24	1,720,000	1,836,568
Walt Disney Co., Senior Notes	6.200%	12/15/34	260,000	368,210
Walt Disney Co., Senior Notes	6.650%	11/15/37	5,240,000	7,821,801
Total Entertainment				10,026,579
Interactive Media & Services - 0.2%
Alphabet Inc., Senior Notes	0.450%	8/15/25	3,590,000	3,547,408
Alphabet Inc., Senior Notes	0.800%	8/15/27	6,770,000	6,636,529
Alphabet Inc., Senior Notes	1.100%	8/15/30	7,900,000	7,467,510
Alphabet Inc., Senior Notes	2.050%	8/15/50	12,760,000	11,163,178
Tencent Holdings Ltd., Senior Notes	3.680%	4/22/41	17,490,000	18,167,495	(a)
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	47,610,000	49,594,629	(a)

Total Interactive Media & Services				96,576,749

See Notes to Schedule of Investments.

2	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	7,837,000	$8,170,543	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	5,450,000	5,696,067	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,460,000	1,508,136	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	9,610,000	9,788,746	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	26,233,000	27,052,781
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	5,000,000	5,094,850	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	29,327,000	32,995,794
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	55,869,000	62,444,017
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	19,860,000	23,269,239
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	5,450,000	5,466,801

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	3

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	9,215,000	$11,135,012
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	6,700,000	6,562,385	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	6,620,000	9,015,042
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	20,450,000	25,877,900
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	10,000,000	11,783,368
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	6,040,000	6,790,255
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,608,000	3,864,816
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	3,472,057
Comcast Corp., Senior Notes	3.100%	4/1/25	949,000	1,015,721
Comcast Corp., Senior Notes	3.375%	8/15/25	3,940,000	4,270,097
Comcast Corp., Senior Notes	3.950%	10/15/25	26,460,000	29,365,312
Comcast Corp., Senior Notes	3.150%	3/1/26	9,960,000	10,768,047
Comcast Corp., Senior Notes	3.300%	4/1/27	12,400,000	13,585,019

See Notes to Schedule of Investments.

4	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Comcast Corp., Senior Notes	4.150%	10/15/28	55,830,000	$64,242,592
Comcast Corp., Senior Notes	3.400%	4/1/30	7,960,000	8,770,996
Comcast Corp., Senior Notes	4.250%	10/15/30	14,475,000	16,868,874
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	2,000,868
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	286,326
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	80,286
Comcast Corp., Senior Notes	6.500%	11/15/35	451,000	648,515
Comcast Corp., Senior Notes	3.900%	3/1/38	8,310,000	9,446,116
Comcast Corp., Senior Notes	3.250%	11/1/39	1,580,000	1,669,824
Comcast Corp., Senior Notes	3.750%	4/1/40	2,020,000	2,271,992
Comcast Corp., Senior Notes	3.400%	7/15/46	1,550,000	1,646,161
Comcast Corp., Senior Notes	3.969%	11/1/47	221,000	252,661
Comcast Corp., Senior Notes	4.000%	3/1/48	2,230,000	2,554,702
Comcast Corp., Senior Notes	3.999%	11/1/49	9,626,000	11,163,556
Comcast Corp., Senior Notes	3.450%	2/1/50	5,880,000	6,243,687
Comcast Corp., Senior Notes	2.800%	1/15/51	5,150,000	4,884,235
Comcast Corp., Senior Notes	2.887%	11/1/51	2,270,000	2,181,189	(a)
Comcast Corp., Senior Notes	2.937%	11/1/56	4,834,000	4,574,874	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	11,864,000	12,771,952
DISH DBS Corp., Senior Notes	7.750%	7/1/26	5,410,000	6,115,870
DISH DBS Corp., Senior Notes	5.125%	6/1/29	12,390,000	12,156,387
Fox Corp., Senior Notes	5.476%	1/25/39	13,410,000	17,142,207
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	8,925,000	12,822,467
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	3,295,000	4,516,959
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	8,447,000	10,672,105
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	2,060,000	3,063,150
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	2,820,000	2,975,805	(a)

Total Media				541,016,361

Wireless Telecommunication Services - 0.6%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	760,000	795,150	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	450,000	442,125	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	21,360,000	21,119,700	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	635,000	813,594

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	5

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	10,530,000	$15,743,508
Sprint Corp., Senior Notes	7.875%	9/15/23	930,000	1,040,298
Sprint Corp., Senior Notes	7.625%	2/15/25	5,365,000	6,278,284
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,478,750	1,581,153	(a)
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	3,600,000	3,645,000
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	16,630,000	16,826,384
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	8,370,000	8,451,607
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	12,870,000	13,589,236
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	11,650,000	12,301,057	(a)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	57,300,000	61,750,474
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	2,920,000	3,218,983
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	3,310,000	3,338,512
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	37,290,000	41,194,049
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	9,660,000	9,700,740
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	4,880,000	5,628,327
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	16,300,000	18,732,326

Total Wireless Telecommunication Services				246,190,507

TOTAL COMMUNICATION SERVICES				1,478,110,793

CONSUMER DISCRETIONARY - 2.3%
Automobiles - 0.5%
Ford Motor Co., Senior Notes	4.750%	1/15/43	2,720,000	2,854,314
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	1,190,000	1,230,162
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	290,000	315,375

See Notes to Schedule of Investments.

6	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - (continued)
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	4,120,000	$4,238,450
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	8,460,000	8,982,404
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	550,000	571,312
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	8,780,000	8,780,000
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	31,475,000	32,773,344
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	16,340,000	16,462,550
General Motors Co., Senior Notes	5.400%	10/2/23	5,770,000	6,294,548
General Motors Co., Senior Notes	6.125%	10/1/25	10,170,000	11,920,275
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	2,449,191
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	4,910,234
General Motors Co., Senior Notes	5.950%	4/1/49	8,120,000	10,717,391
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	7,930,000	8,013,428
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	920,000	972,261
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	2,340,000	2,624,934
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	18,310,000	19,051,073	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	40,950,000	43,559,693	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	35,280,000	38,783,234	(a)

Total Automobiles				225,504,173

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	7

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Consumer Services - 0.0%††
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	8,450,000	$9,151,438	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	3,167,000	3,869,900

Total Diversified Consumer Services				13,021,338

Hotels, Restaurants & Leisure - 0.7%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	1,225,000	1,287,598	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	3,060,000	3,093,966	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	3,010,000	2,983,662	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	320,000	357,226
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	1,996,000	2,271,847
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	10,770,000	11,268,112	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	4,400,000	4,744,300	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	3,130,000	3,086,962	(a)
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	4,930,000	5,102,649
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	45,810,000	47,048,384
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	23,330,000	23,468,406
McDonald’s Corp., Senior Notes	3.375%	5/26/25	1,719,000	1,850,565
McDonald’s Corp., Senior Notes	3.300%	7/1/25	9,140,000	9,845,916
McDonald’s Corp., Senior Notes	1.450%	9/1/25	2,140,000	2,173,067
McDonald’s Corp., Senior Notes	3.700%	1/30/26	11,725,000	12,897,011
McDonald’s Corp., Senior Notes	3.500%	3/1/27	12,680,000	13,942,143
McDonald’s Corp., Senior Notes	3.500%	7/1/27	8,380,000	9,263,888
McDonald’s Corp., Senior Notes	3.800%	4/1/28	4,300,000	4,809,085

See Notes to Schedule of Investments.

8	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
McDonald’s Corp., Senior Notes	3.600%	7/1/30	9,300,000	$10,350,823
McDonald’s Corp., Senior Notes	3.625%	9/1/49	1,610,000	1,758,495
McDonald’s Corp., Senior Notes	4.200%	4/1/50	25,460,000	30,395,677
Sands China Ltd., Senior Notes	5.125%	8/8/25	17,040,000	18,369,290
Sands China Ltd., Senior Notes	3.800%	1/8/26	7,500,000	7,739,625
Sands China Ltd., Senior Notes	2.300%	3/8/27	20,750,000	20,091,810	(a)
Sands China Ltd., Senior Notes	5.400%	8/8/28	6,900,000	7,628,847
Sands China Ltd., Senior Notes	2.850%	3/8/29	14,360,000	13,837,727	(a)
Sands China Ltd., Senior Notes	3.250%	8/8/31	10,910,000	10,549,534	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	9,225,000	9,114,715	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	21,370,000	20,374,959	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	790,000	743,769	(a)

Total Hotels, Restaurants & Leisure				310,450,058

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	4,650,000	5,033,532
Lennar Corp., Senior Notes	4.750%	5/30/25	1,350,000	1,505,844
Lennar Corp., Senior Notes	5.000%	6/15/27	20,000	23,213
Lennar Corp., Senior Notes	4.750%	11/29/27	6,200,000	7,192,496
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	540,000	680,894
Newell Brands Inc., Senior Notes	4.350%	4/1/23	2,188,000	2,281,122
Newell Brands Inc., Senior Notes	4.700%	4/1/26	150,000	165,567
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	4,740,000	4,908,270

Total Household Durables				21,790,938

Internet & Direct Marketing Retail - 0.6%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	17,270,000	17,248,292
Amazon.com Inc., Senior Notes	1.200%	6/3/27	21,140,000	21,083,556
Amazon.com Inc., Senior Notes	3.150%	8/22/27	15,280,000	16,809,621
Amazon.com Inc., Senior Notes	1.500%	6/3/30	10,213,000	9,938,602
Amazon.com Inc., Senior Notes	2.100%	5/12/31	9,530,000	9,659,818
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,800,000	8,035,637
Amazon.com Inc., Senior Notes	4.950%	12/5/44	10,095,000	13,624,311
Amazon.com Inc., Senior Notes	4.050%	8/22/47	8,290,000	10,068,585
Amazon.com Inc., Senior Notes	2.500%	6/3/50	16,950,000	15,901,309
Amazon.com Inc., Senior Notes	3.100%	5/12/51	10,000,000	10,474,244

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	9

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Internet & Direct Marketing Retail - (continued)
Amazon.com Inc., Senior Notes	4.250%	8/22/57	3,240,000	$4,121,992
Prosus NV, Senior Notes	3.061%	7/13/31	72,750,000	71,104,970	(a)
Prosus NV, Senior Notes	4.027%	8/3/50	24,470,000	22,972,178	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	3,740,000	3,410,803	(a)

Total Internet & Direct Marketing Retail				234,453,918

Multiline Retail - 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	1,380,000	1,431,210
Target Corp., Senior Notes	2.250%	4/15/25	13,960,000	14,567,543

Total Multiline Retail				15,998,753

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	8,648,000	9,183,403
Home Depot Inc., Senior Notes	3.900%	12/6/28	1,590,000	1,820,717
Home Depot Inc., Senior Notes	2.700%	4/15/30	9,310,000	9,856,245
Home Depot Inc., Senior Notes	3.300%	4/15/40	10,560,000	11,453,611
Home Depot Inc., Senior Notes	3.900%	6/15/47	1,736,000	2,045,427
Home Depot Inc., Senior Notes	3.350%	4/15/50	28,325,000	30,683,598
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	5,940,000	6,966,863

Total Specialty Retail				72,009,864

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	1,177,000	1,242,359	(a)
Hanesbrands Inc., Senior Notes	5.375%	5/15/25	9,300,000	9,747,609	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	4,810,000	5,215,435	(a)
NIKE Inc., Senior Notes	2.400%	3/27/25	7,830,000	8,219,997
NIKE Inc., Senior Notes	2.750%	3/27/27	12,570,000	13,503,305
NIKE Inc., Senior Notes	2.850%	3/27/30	12,240,000	13,168,653
NIKE Inc., Senior Notes	3.250%	3/27/40	6,300,000	6,902,301
NIKE Inc., Senior Notes	3.375%	3/27/50	15,332,000	17,134,859

Total Textiles, Apparel & Luxury Goods				75,134,518

TOTAL CONSUMER DISCRETIONARY				968,363,560

CONSUMER STAPLES - 1.8%
Beverages - 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	37,240,000	40,865,899
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	22,020,000	27,108,675

See Notes to Schedule of Investments.

10	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Beverages - (continued)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	8,060,000	$9,102,381
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	28,360,000	33,416,543
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	5,700,000	6,246,949
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	17,580,000	20,451,133
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	1,500,000	2,034,987
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	33,120,000	39,610,418
Coca-Cola Co., Senior Notes	3.375%	3/25/27	7,590,000	8,410,809
Coca-Cola Co., Senior Notes	1.450%	6/1/27	15,310,000	15,463,744
Coca-Cola Co., Senior Notes	2.500%	6/1/40	3,050,000	2,967,997
Coca-Cola Co., Senior Notes	2.600%	6/1/50	6,290,000	6,019,864
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,395,000	1,474,433
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	15,813,232
Molson Coors Beverage Co., Senior Notes	3.500%	5/1/22	1,370,000	1,395,562
Molson Coors Beverage Co., Senior Notes	3.000%	7/15/26	3,245,000	3,468,473
Molson Coors Beverage Co., Senior Notes	4.200%	7/15/46	3,390,000	3,758,809
PepsiCo Inc., Senior Notes	0.750%	5/1/23	16,050,000	16,182,414
PepsiCo Inc., Senior Notes	2.250%	3/19/25	1,580,000	1,649,156
PepsiCo Inc., Senior Notes	2.625%	3/19/27	1,617,000	1,726,472
PepsiCo Inc., Senior Notes	1.625%	5/1/30	13,210,000	12,949,715
PepsiCo Inc., Senior Notes	4.000%	3/5/42	4,980,000	5,933,979
PepsiCo Inc., Senior Notes	2.875%	10/15/49	4,750,000	4,845,572
PepsiCo Inc., Senior Notes	3.625%	3/19/50	2,220,000	2,560,768
PepsiCo Inc., Senior Notes	3.875%	3/19/60	2,900,000	3,531,788

Total Beverages				286,989,772

Food & Staples Retailing - 0.1%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	24,175,000	24,355,276
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	13,630,000	13,329,069

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	11

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - (continued)
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	2,610,396	$3,023,718
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	1,810,136	2,190,948
CVS Pass-Through Trust, Senior Secured Trust	5.298%	1/11/27	200,000	218,535	(a)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	7,261,826	8,478,060
Walmart Inc., Senior Notes	1.500%	9/22/28	8,480,000	8,446,524
Walmart Inc., Senior Notes	1.800%	9/22/31	4,050,000	4,017,344

Total Food & Staples Retailing				64,059,474

Food Products - 0.4%
Danone SA, Senior Notes	2.077%	11/2/21	15,860,000	15,860,000	(a)
Danone SA, Senior Notes	2.589%	11/2/23	20,650,000	21,451,235	(a)
Danone SA, Senior Notes	2.947%	11/2/26	6,540,000	6,979,251	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	4,030,000	4,030,200
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	4,248,000	4,477,028
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	3,350,000	3,789,444
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	410,000	560,017
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,661,000	2,044,622
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	1,150,000	1,699,852
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	290,000	438,379	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	290,000	338,687
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	4,160,000	5,110,443
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	12,350,000	15,494,752
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	5,420,000	6,178,027
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	8,180,000	9,974,758
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	6,530,000	8,631,373

See Notes to Schedule of Investments.

12	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - (continued)
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	30,000	$30,550	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	6,470,000	6,636,732	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	5/15/28	1,870,000	2,057,935	(a)
Mars Inc., Senior Notes	2.700%	4/1/25	9,380,000	9,910,366	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	4,880,000	5,306,779	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	6,740,000	6,447,067	(a)
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	7,900,000	8,043,910	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	22,350,000	22,695,613

Total Food Products				168,187,020

Household Products - 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	2,490,000	2,682,464
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	6,070,000	6,646,181
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	387,000	397,159
Spectrum Brands Inc., Senior Notes	5.000%	10/1/29	950,000	1,023,345	(a)

Total Household Products				10,749,149

Tobacco - 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	3,770,000	3,910,326
Altria Group Inc., Senior Notes	4.400%	2/14/26	16,715,000	18,780,447
Altria Group Inc., Senior Notes	4.800%	2/14/29	975,000	1,121,340
Altria Group Inc., Senior Notes	2.450%	2/4/32	16,140,000	15,476,729
Altria Group Inc., Senior Notes	5.800%	2/14/39	13,440,000	16,546,038
Altria Group Inc., Senior Notes	3.875%	9/16/46	6,950,000	6,779,716
Altria Group Inc., Senior Notes	5.950%	2/14/49	22,010,000	27,915,623
Altria Group Inc., Senior Notes	3.700%	2/4/51	7,880,000	7,433,655
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,842,000	2,390,221
BAT Capital Corp., Senior Notes	3.557%	8/15/27	15,851,000	17,087,741
BAT Capital Corp., Senior Notes	4.540%	8/15/47	43,950,000	45,602,540
Cargill Inc., Senior Notes	1.375%	7/23/23	13,510,000	13,763,348	(a)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	12,470,000	12,509,356

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	13

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - (continued)
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	4,200,000	$4,286,423
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	14,810,000	15,140,179
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	8,220,000	8,326,410
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	9,050,000	8,998,188
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	3,085,000	3,644,486
Reynolds American Inc., Senior Notes	5.850%	8/15/45	7,579,000	9,107,809

Total Tobacco				238,820,575

TOTAL CONSUMER STAPLES				768,805,990

ENERGY - 5.4%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	818,000	896,284
Halliburton Co., Senior Notes	4.850%	11/15/35	5,090,000	6,009,418
Halliburton Co., Senior Notes	5.000%	11/15/45	6,490,000	7,788,498

Total Energy Equipment & Services				14,694,200

Oil, Gas & Consumable Fuels - 5.4%
Apache Corp., Senior Notes	3.250%	4/15/22	2,526,000	2,540,663
Apache Corp., Senior Notes	4.375%	10/15/28	5,930,000	6,419,225
Apache Corp., Senior Notes	4.250%	1/15/30	800,000	863,528
Apache Corp., Senior Notes	6.000%	1/15/37	1,006,000	1,226,721
Apache Corp., Senior Notes	5.100%	9/1/40	12,719,000	14,260,924
Apache Corp., Senior Notes	5.250%	2/1/42	1,646,000	1,809,637
Apache Corp., Senior Notes	4.750%	4/15/43	10,830,000	11,746,543
Apache Corp., Senior Notes	4.250%	1/15/44	18,548,000	18,683,308
Apache Corp., Senior Notes	5.350%	7/1/49	12,190,000	13,562,350
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	14,330,000	15,119,568
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	2,930,000	3,137,724
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	17,380,000	18,950,521
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	4,790,000	5,181,845
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	7,160,000	7,911,011

See Notes to Schedule of Investments.

14	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	9,240,000	$10,307,631
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	4,864,299
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	28,090,000	27,061,589
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,860,000	1,718,733
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	1,140,000	1,079,777
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	2,390,000	2,585,903
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	21,110,000	22,864,567
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	7,790,000	8,264,799	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	13,974,000	14,937,456	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	8,500,000	8,967,500
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	3,721,000	3,901,282	(a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	19,660,000	19,749,453	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	15,860,000	16,221,294
Chevron Corp., Senior Notes	2.954%	5/16/26	4,000	4,312
Chevron Corp., Senior Notes	1.995%	5/11/27	5,740,000	5,924,254
Chevron Corp., Senior Notes	2.236%	5/11/30	70,000	71,806
Chevron Corp., Senior Notes	2.978%	5/11/40	1,870,000	1,937,134
Chevron Corp., Senior Notes	3.078%	5/11/50	7,800,000	8,085,204
Chevron USA Inc., Senior Notes	3.850%	1/15/28	19,795,000	22,367,978
Chevron USA Inc., Senior Notes	5.250%	11/15/43	6,205,000	8,375,342
Chevron USA Inc., Senior Notes	5.050%	11/15/44	1,741,000	2,319,044
Chevron USA Inc., Senior Notes	4.950%	8/15/47	2,370,000	3,171,545
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	29,539,000	32,339,888
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	24,949,000	28,220,871
Conoco Funding Co., Senior Notes	7.250%	10/15/31	810,000	1,163,143

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	15

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
ConocoPhillips, Senior Notes	3.750%	10/1/27	14,799,000	$16,537,279	(a)
ConocoPhillips, Senior Notes	4.300%	8/15/28	16,008,000	18,444,373	(a)
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	13,292
ConocoPhillips, Senior Notes	6.500%	2/1/39	40,000	58,394
ConocoPhillips Co., Senior Notes	6.950%	4/15/29	693,000	926,632
Continental Resources Inc., Senior Notes	4.500%	4/15/23	9,038,000	9,376,925
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,504,000	2,634,333
Continental Resources Inc., Senior Notes	4.375%	1/15/28	18,789,000	20,808,818
Continental Resources Inc., Senior Notes	5.750%	1/15/31	11,559,000	13,986,390	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	4,670,000	5,236,238
Devon Energy Corp., Senior Notes	8.250%	8/1/23	1,440,000	1,612,119	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	12,076,000	13,982,646
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,248,000	1,326,723	(a)
Devon Energy Corp., Senior Notes	5.875%	6/15/28	1,124,000	1,239,291	(a)
Devon Energy Corp., Senior Notes	4.500%	1/15/30	1,595,000	1,739,145	(a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,920,000	12,380,414
Devon Energy Corp., Senior Notes	4.750%	5/15/42	13,677,000	15,636,007
Devon Energy Corp., Senior Notes	5.000%	6/15/45	49,600,000	58,250,005
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	430,000	460,698
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	7,622,000	8,156,301
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	5,000,000	5,681,332
Ecopetrol SA, Senior Notes	5.875%	5/28/45	41,210,000	41,684,945

See Notes to Schedule of Investments.

16	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	10,138,000	$10,391,450	(c)(d)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	11,430,000	11,985,563
Energy Transfer LP, Senior Notes	4.950%	6/15/28	4,888,000	5,611,812
Energy Transfer LP, Senior Notes	5.250%	4/15/29	4,100,000	4,809,187
Energy Transfer LP, Senior Notes	3.750%	5/15/30	39,330,000	42,522,183
Energy Transfer LP, Senior Notes	6.500%	2/1/42	3,300,000	4,293,996
Energy Transfer LP, Senior Notes	6.100%	2/15/42	2,000,000	2,489,458
Energy Transfer LP, Senior Notes	5.300%	4/1/44	1,170,000	1,357,926
Energy Transfer LP, Senior Notes	5.300%	4/15/47	10,000,000	11,735,039
Energy Transfer LP, Senior Notes	5.400%	10/1/47	11,290,000	13,475,449
Energy Transfer LP, Senior Notes	6.250%	4/15/49	20,000,000	26,321,548
Energy Transfer LP, Senior Notes	5.000%	5/15/50	4,660,000	5,385,973
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	1,891,000	1,907,099
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	542,884
Energy Transfer Operating LP, Senior Notes	7.600%	2/1/24	3,892,000	4,368,985
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	26,093,000	29,705,853
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	8,650,000	9,295,544
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	32,967,000	34,467,391
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	1,030,000	1,578,351
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	970,000	1,168,554
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	6,633,000	7,527,298
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	1,680,000	2,060,519
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	3,370,000	3,803,899

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	17

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	23,477,000	$24,885,524
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	6,940,000	7,533,572
EOG Resources Inc., Senior Notes	4.150%	1/15/26	6,442,000	7,191,490
EOG Resources Inc., Senior Notes	4.375%	4/15/30	3,690,000	4,310,136
EOG Resources Inc., Senior Notes	3.900%	4/1/35	12,960,000	14,703,645
EOG Resources Inc., Senior Notes	4.950%	4/15/50	19,990,000	26,498,637
EQT Corp., Senior Notes	3.000%	10/1/22	13,239,000	13,488,555
EQT Corp., Senior Notes	6.625%	2/1/25	1,230,000	1,409,334
EQT Corp., Senior Notes	3.125%	5/15/26	600,000	615,822	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	28,139,000	30,491,843
EQT Corp., Senior Notes	5.000%	1/15/29	10,428,000	11,754,442
EQT Corp., Senior Notes	3.625%	5/15/31	12,373,000	12,908,132	(a)
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	1,420,000	1,447,899
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	37,170,000	39,666,053
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	11,540,000	12,460,907
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	13,120,000	14,602,746
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	3,000,000	3,564,686
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	22,720,000	26,526,181
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	4,800,000	5,886,635
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	6,000,000	6,390,615
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	9,050,000	10,700,901	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	12,310,000	15,862,051	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	1,497,000	2,109,708

See Notes to Schedule of Investments.

18	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,450,000	$2,014,134
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	1,720,000	2,361,012
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	1,260,000	1,570,454
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	680,000	845,586
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	2,820,000	3,115,780
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	2,850,000	3,232,649
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	3,276,000	4,683,634
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	12,860,000	16,407,638
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	4,650,000	5,632,985
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	8,770,000	10,966,843
MEG Energy Corp., Senior Notes	5.875%	2/1/29	2,690,000	2,755,098	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	10,859,373
MPLX LP, Senior Notes	4.875%	6/1/25	7,870,000	8,798,629
MPLX LP, Senior Notes	4.800%	2/15/29	8,850,000	10,248,314
MPLX LP, Senior Notes	4.500%	4/15/38	11,800,000	13,189,452
MPLX LP, Senior Notes	5.200%	3/1/47	5,570,000	6,766,084
MPLX LP, Senior Notes	4.700%	4/15/48	12,450,000	14,401,639
MPLX LP, Senior Notes	5.500%	2/15/49	8,066,000	10,242,530
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	2,500,000	2,622,813	(a)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	3,107,000	3,516,689
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	11,940,000	13,268,922
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	9,709,150
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	19,417,000	19,848,057

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	19

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	6,900,000	$6,907,245
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	60,000	61,102
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	17,260,000	21,294,525
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	14,340,000	18,663,510
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	4,792,000	6,397,780
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	23,185,000	29,198,609
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	6,250,000	6,290,938
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	16,480,000	16,880,134
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	27,550,000	34,627,044
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	9,750,000	9,736,350
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	29,575,000	28,175,363
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	20,750,000	19,904,956
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	2,070,000	2,172,403	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	14,259,000	15,945,198
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	92,550,000	103,531,058
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	7,710,000	9,312,099
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	21,560,000	24,096,534
Petrobras Global Finance BV, Senior Notes	5.600%	1/3/31	5,000,000	5,433,750
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	27,165,000	31,408,716
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	22,950,000	21,395,138

See Notes to Schedule of Investments.

20	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	4,350,000	$4,736,498
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	14,490,000	13,769,630
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,860,000	3,095,160
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	14,210,000	12,104,149
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	3,620,000	3,575,268
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	15,860,000	15,434,287
Qatar Petroleum, Senior Notes	2.250%	7/12/31	36,230,000	35,931,827	(a)
Qatar Petroleum, Senior Notes	3.125%	7/12/41	21,990,000	22,021,446	(a)
Qatar Petroleum, Senior Notes	3.300%	7/12/51	23,770,000	24,055,715	(a)
Range Resources Corp., Senior Notes	5.875%	7/1/22	542,000	553,371
Range Resources Corp., Senior Notes	5.000%	3/15/23	7,197,000	7,475,884
Range Resources Corp., Senior Notes	4.875%	5/15/25	5,160,000	5,454,378
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	3,197,269
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	5,110,000	5,636,164	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	5,450,000	5,876,484
Shell International Finance BV, Senior Notes	2.750%	4/6/30	14,090,000	14,967,839
Shell International Finance BV, Senior Notes	6.375%	12/15/38	4,655,000	6,878,236
Shell International Finance BV, Senior Notes	4.550%	8/12/43	6,360,000	7,980,056
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	16,924,624
Shell International Finance BV, Senior Notes	4.000%	5/10/46	8,940,000	10,534,652
Shell International Finance BV, Senior Notes	3.750%	9/12/46	690,000	786,325
Shell International Finance BV, Senior Notes	3.250%	4/6/50	27,710,000	29,514,792

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	21

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	17,660,000	$19,164,777	(a)
Sinopec Group Overseas Development 2015 Ltd., Senior Notes	3.250%	4/28/25	6,000,000	6,382,445	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	9,413,000	13,338,835
Southwestern Energy Co., Senior Notes	5.375%	2/1/29	920,000	985,375	(a)
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	2,950,000	3,187,401
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	1,845,000	1,929,178
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	1,300,000	1,348,685
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	4,230,000	4,566,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	3,930,000	4,131,413
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	2,120,000	2,378,057
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	11,570,000	12,495,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,520,000	1,572,744	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	18,290,000	18,926,930	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	34,600,000	43,158,929
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	9,840,000	10,395,566
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	2,363,000	2,538,949

See Notes to Schedule of Investments.

22	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	42,385,000	$46,888,406
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,170,000	1,350,701
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	2,700,000	3,164,144
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	6,340,000	7,472,356
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 2.100%)	2.229%	1/13/23	3,870,000	3,870,740	(d)
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	3,960,000	4,091,021
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,790,000	1,953,487
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	5,450,000	6,005,098
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	5,920,000	6,435,984
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	4,249,000	5,923,827
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	6,418,000	8,945,928
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	4,647,935
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	900,000	1,187,448
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	4,000,000	4,959,571
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	8,529,000	10,444,608

Total Oil, Gas & Consumable Fuels				2,262,742,456

TOTAL ENERGY				2,277,436,656

FINANCIALS - 9.1%
Banks - 6.7%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	8,210,000	9,115,349	(a)
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400%, 4.000% floor)	4.000%	10/18/21	7,226,000	7,241,709	(c)(d)
Banco Santander SA, Senior Notes	3.848%	4/12/23	8,600,000	9,033,542
Banco Santander SA, Senior Notes	2.746%	5/28/25	43,500,000	45,646,920
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	1.239%	4/12/23	6,200,000	6,285,793	(d)
Bank of America Corp., Senior Notes	3.300%	1/11/23	28,960,000	30,061,688

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	23

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	$248,699
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	15,041,539
Bank of America Corp., Senior Notes	3.500%	4/19/26	16,160,000	17,656,110
Bank of America Corp., Senior Notes	5.000%	1/21/44	33,160,000	43,557,686
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	33,540,000	33,544,211	(d)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	7,000,000	6,754,388	(d)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	24,180,000	24,693,064	(d)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	20,000,000	20,376,944	(d)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	39,972,000	41,203,164	(d)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	27,181,000	29,479,254	(d)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	20,980,000	21,875,797	(d)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,230,000	7,931,374	(d)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	85,750,000	95,430,791	(d)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	8,130,000	9,109,249	(d)

See Notes to Schedule of Investments.

24	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	52,790,000	$62,542,322	(d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	7,370,000	9,046,978	(d)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	14,080,000	15,406,775
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	4,300,000	4,674,525
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	3,416,869
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	14,500,000	16,333,225
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	2,620,000	2,569,379	(d)
Bank of Montreal, Senior Notes	1.850%	5/1/25	26,710,000	27,494,695
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	3,780,000	4,144,534	(d)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	14,860,000	14,966,732
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	11,260,000	11,349,721
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	10,900,000	12,680,923	(d)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	65,350,000	75,458,764	(d)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	6,895,000	7,354,364	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	46,530,000	53,084,118	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	17,970,000	18,451,223	(a)(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	25

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then SOFR + 1.387%)	2.871%	4/19/32	10,000,000	$10,218,670	(a)(d)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	51,040,000	55,272,123	(a)(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	9,009,000	10,735,560	(a)(d)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	9,790,000	11,004,653	(a)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	6,530,000	7,164,005	(a)(d)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,647,746	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	15,070,000	15,199,412
CIT Group Inc., Senior Notes	4.750%	2/16/24	7,040,000	7,524,000
CIT Group Inc., Senior Notes	5.250%	3/7/25	5,730,000	6,388,950
Citigroup Inc., Junior Subordinated Notes (5.950% to 1/30/23 then 3 mo. USD LIBOR + 4.068%)	5.950%	1/30/23	6,050,000	6,310,906	(c)(d)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	18,320,000	20,037,500	(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	3,700,000	4,003,400	(c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,195,000	3,755,388
Citigroup Inc., Senior Notes	4.650%	7/30/45	24,812,000	31,605,846
Citigroup Inc., Senior Notes	4.650%	7/23/48	3,000,000	3,874,154
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	15,430,000	15,734,964	(d)
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	20,000,000	20,211,310	(d)

See Notes to Schedule of Investments.

26	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	35,480,000	$36,186,193	(d)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	20,000,000	20,493,115	(d)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	10,730,000	11,396,304	(d)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	65,050,000	70,782,891	(d)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	7,640,000	8,584,541	(d)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	16,280,000	18,256,957	(d)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	18,680,000	21,578,940	(d)
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	704,000	725,468
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	19,090,000	21,124,449
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	29,163,968
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	12,924,402
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	36,920,000	42,015,278
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	2,231,836
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	182,720
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	2,824,000	4,309,787
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,789,000	2,384,238
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,080,000	2,615,356

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	27

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	24,060,000	$26,078,566
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	32,450,000	35,991,374
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	33,050,000	33,025,688	(a)(d)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	11,750,000	11,978,388	(a)(d)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	8,590,000	9,286,860	(a)(d)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	31,300,000	31,677,694	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,510,000	3,714,867	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	18,650,000	20,472,453	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	18,620,000	18,809,673	(a)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	5,370,000	5,706,584	(a)(d)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,750,000	1,949,313
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	13,485,000	14,860,661
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	4,570,000	5,437,639
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	30,080,000	30,749,940	(d)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	19,080,000	19,578,507	(d)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	4,910,000	5,276,948
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	15,970,000	17,525,820
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	13,100,000	13,378,711	(a)

See Notes to Schedule of Investments.

28	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	17,880,000	$18,497,953	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	39,180,000	42,314,932	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	10,920,000	12,257,072	(a)
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000	21,525
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	41,130,000	41,827,129	(d)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	20,000,000	19,308,145	(d)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	24,800,000	25,517,619	(d)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	13,760,000	14,045,963	(d)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	9,440,000	9,577,938	(d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	10,000,000	10,351,100	(d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	16,560,000	16,850,635	(d)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	29,830,000	32,472,325	(d)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	35,640,000	38,180,107	(d)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	18,900,000	21,512,413	(d)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	7,130,000	8,217,355	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	29

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then SOFR + 3.790%)	4.493%	3/24/31	15,000,000	$17,511,561	(d)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,195,000	3,475,146
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	14,330,000	16,121,173
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	4,050,000	4,608,828
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	20,670,000	27,050,595
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,000,000	1,160,514	(c)(d)
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	10,560,000	11,355,799
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	14,100,000	16,049,077
Lloyds Banking Group PLC, Senior Notes	4.550%	8/16/28	200,000	230,665
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	2,261,000	2,462,695	(d)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	16,862,475
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.998%	2/22/22	7,240,000	7,317,304
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	10,710,000	11,560,208	(d)
NatWest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	10,000,000	10,646,729	(d)
NatWest Group PLC, Senior Notes (4.892% to 5/18/28 then 3 mo. USD LIBOR + 1.754%)	4.892%	5/18/29	5,450,000	6,350,257	(d)
NatWest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	3,000,000	3,544,707	(d)

See Notes to Schedule of Investments.

30	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	20,990,000	$21,400,817
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	14,190,000	14,222,770
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	2,379,000	3,087,021	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	715,000	926,598	(a)
Swedbank AB, Senior Notes	1.300%	6/2/23	17,500,000	17,758,755	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	27,800,000	27,971,488
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	14,120,000	14,157,018
UniCredit SpA, Senior Notes	6.572%	1/14/22	30,090,000	30,579,711	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	580,000	703,635	(a)(d)
US Bancorp, Senior Notes	1.450%	5/12/25	30,910,000	31,417,317
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,840,000	12,660,277
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	29,510,000	31,646,205
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	23,420,000	26,633,104
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	18,940,000	19,315,632	(d)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	25,380,000	26,205,275	(d)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	27,690,000	28,583,008	(d)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then SOFR + 1.432%)	2.879%	10/30/30	5,770,000	6,029,175	(d)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	23,440,000	25,679,940	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	31

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	15,920,000	$18,545,977	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	159,160,000	213,907,928	(d)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	6,860,000	7,141,443
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,952,130
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	23,620,000	26,854,737
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	10,812,148
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	2,488,170
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	20,450,000	25,086,351
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	16,404,000	20,791,285
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	3,070,000	3,653,179
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	22,515,000	28,229,749

Total Banks				2,822,107,921

Capital Markets - 2.0%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	8,130,000	8,313,705
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	6,320,198
Credit Suisse AG, Senior Notes	2.950%	4/9/25	13,780,000	14,612,538
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	2,000,000	2,143,500	(a)(c)(d)
Credit Suisse Group AG, Senior Notes	4.550%	4/17/26	3,720,000	4,180,900
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	42,045,000	42,851,623	(a)(d)

See Notes to Schedule of Investments.

32	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	6,450,000	$6,688,381	(a)(d)
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	40,670,000	41,616,991	(a)(d)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	33,870,000	37,956,065	(a)(d)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	11/1/21	303,000	299,732	(c)(d)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	12,610,000	13,067,635
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,495,721
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	5,825,902
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	10,000,000	10,715,382
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	16,970,000	18,250,219
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,633,000	11,495,496
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	10,000,000	10,298,157
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000	43,154,973
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	9,754,000	12,608,020
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	20,000,000	20,254,838	(d)
Goldman Sachs Group Inc., Senior Notes (2.876% to 10/31/21 then 3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	34,600,000	34,660,438	(d)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	7,840,000	7,740,259	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	33

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	5,760,000	$6,344,267	(d)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	76,385,000	84,593,216	(d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	21,650,000	24,482,753	(d)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	3,096,000	3,203,440	(d)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	24,160,000	26,768,358
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	8,640,000	12,387,769
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	21,841,000	28,675,924
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,858,220	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	11/1/21	5,550,000	0	*(c)(e)(f)(g)(h)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	0.925%	8/19/65	190,000	0	*(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	5,280,000	0	*(f)(g)(h)(i)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	1,070,000	0	*(f)(g)(h)(i)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	39,580,000	40,881,715	(d)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	26,340,000	27,174,915	(d)

See Notes to Schedule of Investments.

34	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	42,910,000	$47,318,164	(d)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	35,353,000	39,145,200	(d)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	1,160,000	1,340,225	(d)
UBS AG, Senior Notes	1.750%	4/21/22	20,050,000	20,195,180	(a)
UBS AG, Senior Notes	4.500%	6/26/48	3,490,000	4,571,224	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	40,850,000	44,594,107	(a)(c)(d)
UBS Group AG, Senior Notes	3.491%	5/23/23	32,680,000	33,316,029	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	4,880,000	5,393,757	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	15,530,000	17,473,490	(a)
UBS Group AG, Senior Notes (2.859% to 8/15/22 then 3 mo. USD LIBOR + 0.954%)	2.859%	8/15/23	2,300,000	2,348,780	(a)(d)

Total Capital Markets				830,617,406

Diversified Financial Services - 0.2%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	18,350,000	19,139,019
Ahold Lease USA Inc. Pass- Through-Trust, Senior Secured Notes, Step bond (8.620% to 1/2/25 then 0.000%)	8.620%	1/2/25	1,813,704	2,045,300
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	20,571,000	24,707,184
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	3.710%	12/21/65	2,870,000	2,396,450	(a)(d)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	3,540,000	3,703,120

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	35

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	7,360,000	$7,464,403	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	9,000,000	9,141,836	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	623,000	645,462	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	1,170,000	1,222,862	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,790,000	3,045,367	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	1,100,000	1,109,255	(a)
Vanguard Group Inc.	3.050%	8/22/50	21,230,000	20,334,094	(f)(g)

Total Diversified Financial Services				94,954,352

Insurance - 0.2%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/22	298,643	423,517	(a)(c)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	446,000	525,065
American International Group Inc., Senior Notes	2.500%	6/30/25	7,979,000	8,358,171
American International Group Inc., Senior Notes	3.750%	7/10/25	12,460,000	13,569,358
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	19,600,000	23,921,780
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	482,000	545,966
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000	5,914,962
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	5,940,000	5,958,681	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	12,392,449	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	5,493,000	7,065,242
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	10,670,000	10,645,894	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	5,400,000	5,411,884	(a)

See Notes to Schedule of Investments.

36	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
Prudential Financial Inc., Senior Notes	4.500%	11/16/21	300,000	$301,532
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000	10,105,683	(a)

Total Insurance				105,140,184

TOTAL FINANCIALS				3,852,819,863

HEALTH CARE - 3.1%
Biotechnology - 0.6%
AbbVie Inc., Senior Notes	3.450%	3/15/22	7,230,000	7,294,928
AbbVie Inc., Senior Notes	2.300%	11/21/22	52,120,000	53,204,545
AbbVie Inc., Senior Notes	3.750%	11/14/23	3,210,000	3,420,819
AbbVie Inc., Senior Notes	2.600%	11/21/24	47,110,000	49,539,315
AbbVie Inc., Senior Notes	3.800%	3/15/25	10,140,000	11,014,235
AbbVie Inc., Senior Notes	3.600%	5/14/25	9,430,000	10,205,491
AbbVie Inc., Senior Notes	2.950%	11/21/26	10,890,000	11,670,727
AbbVie Inc., Senior Notes	3.200%	11/21/29	71,260,000	76,829,358
AbbVie Inc., Senior Notes	4.550%	3/15/35	140,000	167,894
AbbVie Inc., Senior Notes	4.750%	3/15/45	472,000	590,290
AbbVie Inc., Senior Notes	4.250%	11/21/49	13,038,000	15,463,359
Amgen Inc., Senior Notes	3.625%	5/22/24	1,480,000	1,586,401
Amgen Inc., Senior Notes	4.663%	6/15/51	1,933,000	2,442,114
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	399,000	426,440
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	5,382,457
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,560,000	1,710,576
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	6,165,000	7,761,731

Total Biotechnology				258,710,680

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	17,140,000	19,237,385
Abbott Laboratories, Senior Notes	4.750%	11/30/36	6,660,000	8,481,879
Abbott Laboratories, Senior Notes	4.900%	11/30/46	10,150,000	13,760,324
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	8,681,000	9,233,170

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	37

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Equipment & Supplies - (continued)
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	1,072,000	$1,158,902
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	2,251,000	2,808,904
Medtronic Inc., Senior Notes	3.500%	3/15/25	6,594,000	7,158,481

Total Health Care Equipment & Supplies				61,839,045

Health Care Providers & Services - 1.2%
Aetna Inc., Senior Notes	2.800%	6/15/23	2,610,000	2,702,785
Anthem Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,371,388
Anthem Inc., Senior Notes	2.950%	12/1/22	9,320,000	9,582,223
Anthem Inc., Senior Notes	3.350%	12/1/24	4,140,000	4,439,748
Anthem Inc., Senior Notes	3.650%	12/1/27	5,815,000	6,464,004
Anthem Inc., Senior Notes	4.375%	12/1/47	4,000,000	4,832,141
Centene Corp., Senior Notes	4.625%	12/15/29	3,120,000	3,404,076
Centene Corp., Senior Notes	3.375%	2/15/30	3,060,000	3,171,843
Cigna Corp., Senior Notes	3.750%	7/15/23	12,207,000	12,906,496
Cigna Corp., Senior Notes	4.125%	11/15/25	8,050,000	8,948,757
Cigna Corp., Senior Notes	4.375%	10/15/28	22,000,000	25,443,358
Cigna Corp., Senior Notes	2.375%	3/15/31	10,000,000	10,099,372
Cigna Corp., Senior Notes	4.800%	8/15/38	26,282,000	32,191,260
Cigna Corp., Senior Notes	4.900%	12/15/48	6,510,000	8,333,357
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,410,000	1,621,101
CVS Health Corp., Senior Notes	2.750%	12/1/22	16,440,000	16,800,375
CVS Health Corp., Senior Notes	3.700%	3/9/23	3,895,000	4,068,243
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,447,000	4,870,799
CVS Health Corp., Senior Notes	3.625%	4/1/27	5,590,000	6,159,600
CVS Health Corp., Senior Notes	4.300%	3/25/28	20,750,000	23,688,489
CVS Health Corp., Senior Notes	3.750%	4/1/30	21,210,000	23,578,315
CVS Health Corp., Senior Notes	1.750%	8/21/30	10,000,000	9,593,874
CVS Health Corp., Senior Notes	2.125%	9/15/31	13,700,000	13,470,470
CVS Health Corp., Senior Notes	4.125%	4/1/40	4,720,000	5,416,258
CVS Health Corp., Senior Notes	5.125%	7/20/45	12,410,000	16,013,490
CVS Health Corp., Senior Notes	5.050%	3/25/48	29,693,000	38,287,949
CVS Health Corp., Senior Notes	4.250%	4/1/50	11,275,000	13,299,156
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	5,140,000	5,229,824	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	860,772	(a)

See Notes to Schedule of Investments.

38	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
HCA Inc., Senior Notes	5.375%	2/1/25	3,542,000	$3,962,612
HCA Inc., Senior Notes	7.690%	6/15/25	723,000	870,535
HCA Inc., Senior Notes	5.375%	9/1/26	738,000	845,305
HCA Inc., Senior Notes	5.625%	9/1/28	700,000	833,665
HCA Inc., Senior Notes	5.875%	2/1/29	4,060,000	4,883,926
HCA Inc., Senior Notes	3.500%	9/1/30	5,720,000	6,065,431
HCA Inc., Senior Notes	7.500%	11/15/95	15,410,000	23,423,200
HCA Inc., Senior Secured Notes	4.750%	5/1/23	4,150,000	4,410,948
HCA Inc., Senior Secured Notes	5.000%	3/15/24	330,000	362,292
HCA Inc., Senior Secured Notes	5.250%	6/15/26	2,960,000	3,398,301
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,780,000	2,004,925
HCA Inc., Senior Secured Notes	5.500%	6/15/47	5,920,000	7,689,400
Humana Inc., Senior Notes	3.150%	12/1/22	2,470,000	2,533,317
Humana Inc., Senior Notes	4.500%	4/1/25	2,460,000	2,733,057
Humana Inc., Senior Notes	3.950%	3/15/27	8,340,000	9,312,965
Humana Inc., Senior Notes	4.625%	12/1/42	3,460,000	4,253,878
Humana Inc., Senior Notes	4.950%	10/1/44	2,476,000	3,175,920
Humana Inc., Senior Notes	4.800%	3/15/47	600,000	761,043
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	6,088,000	6,120,112
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	1,990,000	2,035,166
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	4,480,000	4,716,605
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	6,210,000	6,843,900
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	4,790,000	4,823,019
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	2,622,000	2,985,516
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	11,310,000	11,348,682
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	14,004,991
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	3,420,000	4,210,371
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	10,480,000	13,304,815
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	6,465,000	7,352,917

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	39

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	10,385,000	$12,200,359
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,570,000	1,609,441

Total Health Care Providers & Services				493,926,137

Pharmaceuticals - 1.2%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	4,681,000	5,005,042	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	36,000	38,392	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	5,050,000	5,336,461	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	2/15/29	20,974,000	19,563,918	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	22,301,000	22,098,953	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	6,789,000	6,967,075	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	62,900,000	58,749,858	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	590,000	599,587	(a)
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	14,560,000	14,776,098
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	4,650,000	4,782,911
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	25,023,000	26,578,294
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	6,008,000	6,627,581
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	18,350,000	20,015,078
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	8,710,000	9,657,908
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	11,772,000	15,842,242
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	4,433,000	5,692,881
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	1,000,000	1,015,479

See Notes to Schedule of Investments.

40	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Johnson & Johnson, Senior Notes	0.550%	9/1/25	9,820,000	$9,739,606
Johnson & Johnson, Senior Notes	0.950%	9/1/27	19,580,000	19,201,999
Johnson & Johnson, Senior Notes	3.625%	3/3/37	29,750,000	34,334,940
Johnson & Johnson, Senior Notes	2.100%	9/1/40	3,700,000	3,483,128
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	17,050,000	16,829,767
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	9,130,000	8,824,938
Pfizer Inc., Senior Notes	0.800%	5/28/25	20,340,000	20,274,323
Pfizer Inc., Senior Notes	2.625%	4/1/30	14,195,000	14,997,540
Pfizer Inc., Senior Notes	1.700%	5/28/30	13,010,000	12,837,952
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	8,023
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	1,360,000	1,365,712
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	7,388,000	7,452,645
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	25,567,000	25,446,579
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	2,985,000	3,145,444
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	10,230,000	11,201,850
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	59,350,000	56,901,812
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	24,330,000	21,018,322
Wyeth LLC, Senior Notes	5.950%	4/1/37	5,098,000	7,183,900

Total Pharmaceuticals				497,596,238

TOTAL HEALTH CARE				1,312,072,100

INDUSTRIALS - 2.5%
Aerospace & Defense - 1.1%
Boeing Co., Senior Notes	1.433%	2/4/24	11,330,000	11,347,567
Boeing Co., Senior Notes	4.875%	5/1/25	45,320,000	50,458,644
Boeing Co., Senior Notes	2.196%	2/4/26	21,860,000	22,026,043
Boeing Co., Senior Notes	3.100%	5/1/26	3,720,000	3,933,783
Boeing Co., Senior Notes	2.700%	2/1/27	5,050,000	5,229,784
Boeing Co., Senior Notes	2.800%	3/1/27	4,740,000	4,943,857
Boeing Co., Senior Notes	3.200%	3/1/29	16,620,000	17,306,854

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	41

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
Boeing Co., Senior Notes	5.150%	5/1/30	23,970,000	$28,147,835
Boeing Co., Senior Notes	3.250%	2/1/35	32,524,000	32,555,620
Boeing Co., Senior Notes	3.550%	3/1/38	3,780,000	3,846,946
Boeing Co., Senior Notes	5.705%	5/1/40	18,190,000	23,143,572
Boeing Co., Senior Notes	3.750%	2/1/50	9,510,000	9,617,602
Boeing Co., Senior Notes	5.805%	5/1/50	42,300,000	56,483,920
Boeing Co., Senior Notes	5.930%	5/1/60	9,740,000	13,331,979
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,740,000	1,868,250
General Dynamics Corp., Senior Notes	3.500%	5/15/25	1,990,000	2,160,766
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,535,000	1,872,723
General Dynamics Corp., Senior Notes	4.250%	4/1/50	9,321,000	11,799,018
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	2,988,000	3,692,373
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	6,087,000	7,969,471
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	2,269,000	2,340,632
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	13,115,000	14,424,218
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	3,004,043
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	16,925,000	17,937,042
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	29,720,000	32,177,822
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	20,320,000	28,533,423
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	6,150,000	6,535,770
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	14,150,000	15,589,255
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	7,780,000	8,860,500
Raytheon Technologies Corp., Senior Notes	7.500%	9/15/29	10,000,000	13,855,666

See Notes to Schedule of Investments.

42	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	13,000,000	$13,136,300
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	4,109,000	5,042,794

Total Aerospace & Defense				473,174,072

Airlines - 0.5%
Continental Airlines Pass-Through Trust	5.983%	4/19/22	4,202,541	4,257,827
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	10,830,000	10,926,617
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	4,300,000	4,477,425
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	9,750,000	9,986,906
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	17,870,000	21,062,098
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	67,950,000	79,272,601	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	16,970,000	18,162,904	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	15,300,000	17,068,954	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	15,750,000	17,147,183	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	11,735,997	13,176,591	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	5,880,000	6,041,700	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	23,440,000	24,253,368	(a)

Total Airlines				225,834,174

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	3.577%	4/5/50	840,000	894,009

Commercial Services & Supplies - 0.1%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	7,980,000	8,067,828
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	7,500,000	8,375,886
CoreCivic Inc., Senior Notes	4.750%	10/15/27	540,000	474,217

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	43

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	7,650,000	$7,898,625	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	9,100,000	9,532,456

Total Commercial Services & Supplies				34,349,012

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	25,195,000	25,851,209
Eaton Corp., Senior Notes	4.150%	11/2/42	4,160,000	4,902,830

Total Electrical Equipment				30,754,039

Industrial Conglomerates - 0.2%
3M Co., Senior Notes	2.375%	8/26/29	10,110,000	10,495,969
3M Co., Senior Notes	3.050%	4/15/30	3,400,000	3,678,682
3M Co., Senior Notes	3.700%	4/15/50	20,000,000	22,868,213
General Electric Co., Senior Notes	3.450%	5/1/27	2,950,000	3,237,285
General Electric Co., Senior Notes	3.625%	5/1/30	6,030,000	6,704,894
General Electric Co., Senior Notes	6.750%	3/15/32	10,280,000	14,074,066
General Electric Co., Senior Notes	6.875%	1/10/39	4,621,000	6,895,258
Honeywell International Inc., Senior Notes	1.350%	6/1/25	9,750,000	9,913,620

Total Industrial Conglomerates				77,867,987

Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	4,080,000	4,440,565
Deere & Co., Senior Notes	3.750%	4/15/50	24,850,000	29,700,207
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	6,550,000	6,770,919

Total Machinery				40,911,691

Road & Rail - 0.2%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	8,730,000	9,569,569
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,380,000	4,548,176
Union Pacific Corp., Senior Notes	2.891%	4/6/36	28,460,000	29,573,315	(a)

See Notes to Schedule of Investments.

44	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Road & Rail - (continued)
Union Pacific Corp., Senior Notes	3.839%	3/20/60	23,430,000	$26,928,766
Union Pacific Corp., Senior Notes	3.750%	2/5/70	12,515,000	14,092,245

Total Road & Rail				84,712,071

Trading Companies & Distributors - 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	9,600,000	10,199,710
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,000,000	997,350	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	2,380,000	2,496,025
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	190,000	199,667
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	5,413,000	5,729,769
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,560,000	1,710,150
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	24,500,000	25,143,125

Total Trading Companies & Distributors				46,475,796

Transportation Infrastructure - 0.1%
DP World Ltd., Senior Notes	5.625%	9/25/48	27,030,000	33,449,625	(a)

TOTAL INDUSTRIALS				1,048,422,476

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.0%††
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,740,000	2,610,343	(a)

IT Services - 0.3%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	40,290,000	42,749,657
Mastercard Inc., Senior Notes	3.850%	3/26/50	4,530,000	5,394,768
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	11,850,000	12,050,467
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	12,430,000	12,742,474
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	6,750,000	6,921,944
Visa Inc., Senior Notes	3.150%	12/14/25	26,130,000	28,348,064

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	45

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
IT Services - (continued)
Visa Inc., Senior Notes	2.050%	4/15/30	9,790,000	$9,950,962
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	20,701,566

Total IT Services				138,859,902

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Inc., Senior Notes	4.150%	11/15/30	2,846,000	3,155,084
Broadcom Inc., Senior Notes	3.137%	11/15/35	58,100,000	58,015,523
Broadcom Inc., Senior Notes	3.187%	11/15/36	154,000	153,822
Intel Corp., Senior Notes	3.700%	7/29/25	4,050,000	4,434,588
Intel Corp., Senior Notes	1.600%	8/12/28	12,160,000	12,124,260
Intel Corp., Senior Notes	4.750%	3/25/50	15,585,000	20,388,848
Intel Corp., Senior Notes	3.050%	8/12/51	5,950,000	5,922,367
Micron Technology Inc., Senior Notes	2.497%	4/24/23	12,900,000	13,293,837
NVIDIA Corp., Senior Notes	2.850%	4/1/30	7,890,000	8,459,334
NVIDIA Corp., Senior Notes	3.500%	4/1/40	17,250,000	19,148,771
NVIDIA Corp., Senior Notes	3.500%	4/1/50	49,120,000	55,120,851
NVIDIA Corp., Senior Notes	3.700%	4/1/60	16,020,000	18,713,667
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	8,540,000	8,924,813	(a)
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	8,690,000	8,606,553

Total Semiconductors & Semiconductor Equipment				236,462,318

Software - 0.6%
Microsoft Corp., Senior Notes	2.400%	2/6/22	14,850,000	14,933,710
Microsoft Corp., Senior Notes	2.875%	2/6/24	19,298,000	20,314,098
Microsoft Corp., Senior Notes	2.700%	2/12/25	4,322,000	4,579,408
Microsoft Corp., Senior Notes	2.400%	8/8/26	74,200,000	78,876,436
Microsoft Corp., Senior Notes	3.300%	2/6/27	40,450,000	44,763,598
Microsoft Corp., Senior Notes	3.450%	8/8/36	367,000	420,401
Microsoft Corp., Senior Notes	2.525%	6/1/50	1,686,000	1,625,190
Microsoft Corp., Senior Notes	2.921%	3/17/52	3,247,000	3,363,418
Microsoft Corp., Senior Notes	2.675%	6/1/60	671,000	651,622
Microsoft Corp., Senior Notes	3.041%	3/17/62	3,169,000	3,354,091
Oracle Corp., Senior Notes	1.650%	3/25/26	38,900,000	39,469,051
Oracle Corp., Senior Notes	2.875%	3/25/31	42,310,000	43,568,748

See Notes to Schedule of Investments.

46	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
salesforce.com Inc., Senior Notes	3.250%	4/11/23	11,370,000	$11,858,718
salesforce.com Inc., Senior Notes	3.700%	4/11/28	3,480,000	3,908,745

Total Software				271,687,234

Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc., Senior Notes	1.125%	5/11/25	33,600,000	33,855,434
Apple Inc., Senior Notes	2.450%	8/4/26	32,030,000	33,909,650

Total Technology Hardware, Storage & Peripherals				67,765,084

TOTAL INFORMATION TECHNOLOGY				717,384,881

MATERIALS - 1.1%
Chemicals - 0.3%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	14,230,000	15,696,686	(a)
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	2,690,000	2,989,634
OCP SA, Senior Notes	4.500%	10/22/25	14,510,000	15,619,391	(a)
OCP SA, Senior Notes	3.750%	6/23/31	12,000,000	11,993,484	(a)
OCP SA, Senior Notes	5.125%	6/23/51	11,820,000	11,738,738	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	28,040,000	28,121,036	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	26,600,000	26,799,500	(a)

Total Chemicals				112,958,469

Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	610,000	621,819	(a)
Ball Corp., Senior Notes	3.125%	9/15/31	10,700,000	10,580,458
WestRock RKT Co., Senior Notes	4.000%	3/1/23	2,250,000	2,338,931

Total Containers & Packaging				13,541,208

Metals & Mining - 0.6%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	3,400,000	3,650,478	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	9,785,000	11,143,601	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	13,125,000	14,475,629	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	3,490,000	4,929,485

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	47

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	1,590,000	$2,059,204
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	8,454,000	11,430,717
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	8,260,000	11,392,649
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	983,000	993,299
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	10,176,288
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	40,000	41,318
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	130,000	140,725
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	5,720,000	6,191,900
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	20,792,000	25,626,140
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	2,120,000	2,801,845	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	21,610,000	22,128,640	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	3,200,000	3,384,832	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	33,008,000	35,370,626	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	15,750,000	17,330,982	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	32,800,000	40,795,000
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	5,000,000	5,434,491
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	833,560
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	6,600,000	7,807,701
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,581,000	8,777,409
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,350,000	11,472,362

Total Metals & Mining				258,388,881

See Notes to Schedule of Investments.

48	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - 0.1%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	42,390,000	$43,598,115
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	10,070,000	9,737,690

Total Paper & Forest Products				53,335,805

TOTAL MATERIALS				438,224,363

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	340,000	372,116
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	25,531,465	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	600,000	654,570	(a)

TOTAL REAL ESTATE				26,558,151

UTILITIES - 0.5%
Electric Utilities - 0.5%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	156,000	216,170
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	3,000,000	3,975,525
Duke Energy Ohio Inc., Secured Bonds	3.650%	2/1/29	7,740,000	8,502,802
Duke Energy Progress LLC, Secured Bonds	2.800%	5/15/22	400,000	403,825
Exelon Corp., Senior Notes	5.625%	6/15/35	5,126,000	6,647,361
FirstEnergy Corp., Senior Notes	4.750%	3/15/23	18,500,000	19,265,530
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	5,780,000	5,730,496
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	15,802,000	17,348,799
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	56,186,000	76,893,912
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	10,344,000	12,635,070
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	21,610,000	21,577,653
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	6,640,000	6,484,388

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	49

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	8,320,000	$7,925,524
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	1,720,000	1,589,695
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	4,040,000	3,682,251
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	6,627,529

Total Electric Utilities				199,506,530

Multi-Utilities - 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	5,400,000	5,915,129
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	4,490,000	5,129,648
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	3,600,000	5,277,058

Total Multi-Utilities				16,321,835

TOTAL UTILITIES				215,828,365

TOTAL CORPORATE BONDS & NOTES (Cost - $12,206,554,369)				13,104,027,198

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 25.8%
U.S. Government Agencies - 0.2%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	45,010,000	64,308,985

U.S. Government Obligations - 25.6%
Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000	4,800,745
Department of Housing and Urban Development, Senior Notes	2.450%	8/1/22	9,000,000	9,164,313
U.S. Treasury Bonds	1.125%	8/15/40	207,580,000	178,697,190
U.S. Treasury Bonds	2.250%	5/15/41	116,890,000	121,583,864
U.S. Treasury Bonds	1.750%	8/15/41	78,380,000	74,950,875
U.S. Treasury Bonds	3.750%	11/15/43	210,430,000	275,367,383	(j)(k)
U.S. Treasury Bonds	3.625%	2/15/44	297,160,000	382,605,107	(j)(k)
U.S. Treasury Bonds	2.500%	2/15/45	56,680,000	61,227,685
U.S. Treasury Bonds	2.875%	8/15/45	529,920,000	611,188,203	(j)
U.S. Treasury Bonds	3.125%	5/15/48	42,580,000	51,821,191
U.S. Treasury Bonds	3.000%	2/15/49	6,725,000	8,041,103
U.S. Treasury Bonds	2.875%	5/15/49	34,770,000	40,686,333
U.S. Treasury Bonds	2.250%	8/15/49	55,830,000	57,888,731

See Notes to Schedule of Investments.

50	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	2.000%	2/15/50	139,610,800	$137,200,333
U.S. Treasury Bonds	1.250%	5/15/50	949,980,000	777,462,150
U.S. Treasury Bonds	1.375%	8/15/50	924,530,000	780,433,327
U.S. Treasury Bonds	1.625%	11/15/50	498,880,000	448,348,914
U.S. Treasury Bonds	1.875%	2/15/51	658,080,000	627,746,625
U.S. Treasury Bonds	2.375%	5/15/51	270,315,000	288,561,263
U.S. Treasury Bonds	2.000%	8/15/51	106,140,000	104,282,550
U.S. Treasury Notes	0.125%	6/30/22	1,410,000	1,410,493
U.S. Treasury Notes	0.125%	7/15/23	850,000	848,390
U.S. Treasury Notes	0.125%	7/31/23	100,000	99,795
U.S. Treasury Notes	2.875%	9/30/23	560,000	588,853
U.S. Treasury Notes	0.125%	10/15/23	900,000	896,941
U.S. Treasury Notes	0.250%	11/15/23	3,155,000	3,151,179
U.S. Treasury Notes	0.250%	5/31/25	929,870,000	914,396,387
U.S. Treasury Notes	0.250%	6/30/25	586,300,000	575,993,948
U.S. Treasury Notes	0.250%	8/31/25	2,440,000	2,390,723
U.S. Treasury Notes	0.250%	9/30/25	5,620,000	5,500,795
U.S. Treasury Notes	0.250%	10/31/25	12,820,000	12,529,046
U.S. Treasury Notes	0.375%	11/30/25	43,600,000	42,777,391
U.S. Treasury Notes	0.375%	1/31/26	3,140,000	3,073,275
U.S. Treasury Notes	0.750%	3/31/26	22,930,000	22,772,356
U.S. Treasury Notes	0.750%	4/30/26	49,580,000	49,208,150
U.S. Treasury Notes	0.750%	5/31/26	225,540,000	223,663,437
U.S. Treasury Notes	0.875%	6/30/26	59,610,000	59,405,091
U.S. Treasury Notes	0.625%	11/30/27	263,500,000	254,545,116
U.S. Treasury Notes	0.625%	12/31/27	92,904,200	89,652,553
U.S. Treasury Notes	0.750%	1/31/28	179,230,000	174,084,138
U.S. Treasury Notes	1.250%	3/31/28	278,610,000	278,686,183
U.S. Treasury Notes	1.250%	4/30/28	1,055,050,000	1,054,555,445
U.S. Treasury Notes	1.250%	5/31/28	325,570,000	325,137,604
U.S. Treasury Notes	1.250%	6/30/28	129,400,000	129,142,211
U.S. Treasury Notes	1.125%	8/31/28	493,510,000	487,765,238
U.S. Treasury Notes	1.250%	9/30/28	134,940,000	134,381,265
U.S. Treasury Notes	3.125%	11/15/28	5,000	5,619
U.S. Treasury Notes	1.625%	5/15/31	247,800,000	250,742,625
U.S. Treasury Notes	1.250%	8/15/31	587,500,000	573,317,386

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	51

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	$5,976,549
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	152,060,000	84,998,669

Total U.S. Government Obligations				10,803,754,736

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $11,040,656,610)				10,868,063,721

MORTGAGE-BACKED SECURITIES - 14.3%
FHLMC - 2.9%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	6/1/23-11/1/48	14,487,157	16,143,519
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/32-9/1/51	135,321,050	143,520,275
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-3/1/50	89,793,388	96,685,898
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	8/1/36	464	544
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38	2,128,313	2,485,647
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-8/1/51	201,488,340	209,614,139
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-6/1/51	405,611,120	409,722,741
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/42-3/1/50	85,827,088	93,421,642
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47-5/1/50	42,704,318	46,795,484
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.286%)	2.058%	3/1/47	4,617,874	4,774,132	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-6/1/47	4,771,701	5,237,655
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/23-5/1/48	1,606,629	1,789,224
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	7/1/29-9/1/39	1,624,182	1,870,361
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32-3/1/39	463,464	539,264
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-3/1/45	17,001,453	18,370,268

See Notes to Schedule of Investments.

52	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	5,170	$5,962
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/36	9,668	11,437
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-9/1/48	108,582,259	116,612,935
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	10/1/42-8/1/47	42,926,675	47,134,648

Total FHLMC				1,214,735,775

FNMA - 9.4%
Federal National Mortgage Association (FNMA)	4.500%	7/1/23-1/1/59	322,083,474	357,451,273
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-7/1/41	21,930,809	25,846,355
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	3,150,000	3,346,726
Federal National Mortgage Association (FNMA)	6.500%	2/1/29-5/1/40	7,035,742	8,239,310
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	5,821,837	6,401,400
Federal National Mortgage Association (FNMA)	3.040%	6/1/29	5,250,000	5,784,084
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	2,285,020	2,671,089
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	1,336	1,561
Federal National Mortgage Association (FNMA)	2.260%	4/1/30	8,552,462	8,984,674
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-12/1/49	111,883,409	125,509,433
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-9/1/50	526,009,810	565,183,789
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-9/1/51	706,350,714	750,779,127
Federal National Mortgage Association (FNMA)	1.500%	12/1/35-3/1/36	8,484,529	8,594,177
Federal National Mortgage Association (FNMA)	1.500%	10/1/36	162,100,000	163,714,667	(l)
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-9/1/56	22,522,951	26,764,879

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	53

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	2.500%	3/1/38-8/1/51	472,276,235	$491,762,059
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-6/1/57	471,681,346	518,176,753
Federal National Mortgage Association (FNMA)	4.000%	2/1/47	3,824,021	4,164,500	(b)
Federal National Mortgage Association (FNMA)	3.500%	10/1/47-8/1/50	49,166,114	52,703,011	(b)
Federal National Mortgage Association (FNMA)	4.500%	8/1/48	9,394,715	10,299,062	(b)
Federal National Mortgage Association (FNMA)	2.000%	8/1/50-7/1/51	504,194,091	507,918,345
Federal National Mortgage Association (FNMA)	2.500%	9/1/51	1,256,487	1,317,641	(b)
Federal National Mortgage Association (FNMA)	2.500%	10/1/51-11/1/51	267,100,000	275,150,340	(l)
Federal National Mortgage Association (FNMA)	3.000%	10/1/51-11/1/51	44,600,000	46,624,246	(l)
Federal National Mortgage Association (FNMA)	3.500%	10/1/51	12,100,000	12,803,549	(l)
Federal National Mortgage Association (FNMA)	2.000%	11/1/51	1,200,000	1,201,172	(l)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.823%)	1.961%	11/1/35	12,152	12,682	(d)

Total FNMA				3,981,405,904

GNMA - 2.0%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	13,550	14,733
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	30,805	34,472
Government National Mortgage Association (GNMA)	6.500%	4/15/28-1/15/39	1,593,684	1,821,194
Government National Mortgage Association (GNMA)	6.000%	1/15/29-2/15/37	4,478,791	5,145,243
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	8,477	8,663
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	3,465,401	4,024,140

See Notes to Schedule of Investments.

54	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	33,270,020		$35,452,519
Government National Mortgage Association (GNMA)	4.000%	4/15/47-3/15/50	23,263,668		26,352,853
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	13,456,185		14,398,370
Government National Mortgage Association (GNMA) II	5.000%	4/20/35-4/20/50	6,826,616		7,662,726
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	1,049,737		1,239,866
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-11/20/41	2,343,185		2,716,492
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-12/20/50	148,710,283		160,017,330
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-11/20/50	201,578,610		213,659,368
Government National Mortgage Association (GNMA) II	4.000%	3/20/45-4/20/50	125,991,652		135,384,464
Government National Mortgage Association (GNMA) II	3.000%	1/20/46-3/20/50	62,338,252		65,363,374
Government National Mortgage Association (GNMA) II	2.000%	12/20/50-3/20/51	89,268,162		90,687,837
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	17,284,018		17,976,173
Government National Mortgage Association (GNMA) II	3.000%	10/1/51	47,400,000		49,525,594	(l)

Total GNMA					831,485,411

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $5,948,417,165)					6,027,627,090

SOVEREIGN BONDS - 10.6%
Argentina - 0.1%
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	70,110,000	ARS	213,353	(f)
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	5,149,404		1,969,699
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	59,973,058		22,143,253

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	55

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	47,667,840		$15,709,413
Argentine Republic Government International Bond, Senior Notes, Step bond (2.500% to 7/9/22 then 3.500%)	2.500%	7/9/41	22,200,000		8,197,794
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	20,490,394		9,344,132	(a)

Total Argentina					57,577,644

Brazil - 0.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	339,418,000	BRL	62,866,375
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	437,887,000	BRL	79,860,796
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	176,106,000	BRL	31,536,718
Brazilian Government International Bond, Senior Notes	2.625%	1/5/23	4,490,000		4,606,381
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	18,440,000		19,424,419
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	25,970,000		26,326,049
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	54,640,000		51,127,741
Brazilian Government International Bond, Senior Notes	5.625%	2/21/47	52,790,000		53,011,718
Brazilian Government International Bond, Senior Notes	4.750%	1/14/50	14,290,000		12,686,233

Total Brazil					341,446,430

See Notes to Schedule of Investments.

56	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
China - 2.3%
China Government Bond, Senior Notes	3.380%	11/21/24	115,500,000	CNH	$18,413,419	(m)
China Government Bond, Senior Notes	3.390%	5/21/25	59,000,000	CNH	9,447,759	(m)
China Government Bond, Senior Notes	3.310%	11/30/25	273,500,000	CNH	43,850,899	(m)
China Government Bond, Senior Notes	3.290%	5/23/29	5,687,000,000	CNY	904,491,171

Total China					976,203,248

Colombia - 0.2%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	22,800,000		21,318,456
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	23,030,000		20,762,005
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	19,220,000		20,102,006
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	10,000,000		9,986,400

Total Colombia					72,168,867

Egypt - 0.0%††
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	15,630,000		16,116,171	(a)

Indonesia - 1.4%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	24,750,000		25,199,281	(m)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	370,000		376,717	(a)
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	7,620,000		8,360,871	(m)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	10,410,000		11,558,802	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,010,000		3,272,037

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - (continued)
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	17,050,000		$19,388,321	(m)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	26,340,000		31,939,489	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	3,610,000		4,378,493	(m)
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	23,930,000		29,897,865	(a)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	3,900,000		4,586,573	(a)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	28,860,000		32,209,481
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	3,160,000		3,216,804
Indonesia Treasury Bond	7.000%	5/15/27	1,675,317,000,000	IDR	125,597,564
Indonesia Treasury Bond	6.500%	2/15/31	3,650,281,000,000	IDR	258,165,725
Indonesia Treasury Bond	6.375%	4/15/32	279,555,000,000	IDR	19,747,082
Indonesia Treasury Bond	7.500%	6/15/35	279,479,000,000	IDR	20,708,295

Total Indonesia					598,603,400

Israel - 0.1%
Israel Government International
Bond, Senior Notes	2.750%	7/3/30	14,340,000		15,265,217
State of Israel, Senior Notes	3.375%	1/15/50	8,320,000		8,843,353
State of Israel, Senior Notes	3.800%	5/13/60	5,000,000		5,559,500	(m)

Total Israel					29,668,070

Italy - 1.0%
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.300%	10/15/21	363,560,000	EUR	421,487,686	(m)

See Notes to Schedule of Investments.

58	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Kenya - 0.1%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	7,780,000		$8,539,017	(m)
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	6,600,000		7,269,029	(a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	31,980,000		31,644,050	(a)

Total Kenya					47,452,096

Kuwait - 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	29,270,000		32,442,605	(a)

Mexico - 2.2%
Mexican Bonos, Bonds	10.000%	12/5/24	324,780,000	MXN	17,258,905
Mexican Bonos, Bonds	8.000%	11/7/47	6,679,000,000	MXN	326,491,879
Mexican Bonos, Senior Notes	8.500%	5/31/29	2,067,380,000	MXN	107,247,720
Mexican Bonos, Senior Notes	7.750%	11/23/34	381,940,000	MXN	18,874,680
Mexican Bonos, Senior Notes	7.750%	11/13/42	8,206,736,200	MXN	393,812,022
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	33,650,000		33,812,530
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	28,480,000		29,451,310
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	9,190,000		10,488,731

Total Mexico					937,437,777

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	8,130,000		8,450,159	(a)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	9,270,000		9,476,137	(a)

Total Nigeria					17,926,296

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Panama - 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	39,170,000		$36,949,844
Panama Government International Bond, Senior Notes	4.500%	4/1/56	8,130,000		8,875,521

Total Panama					45,825,365

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	32,540,000		32,282,934
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	2,330,000		3,151,011
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	14,280,000		19,381,387

Total Peru					54,815,332

Poland - 0.1%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	39,880,000		43,059,792

Qatar - 0.3%
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	22,950,000		26,133,165	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	58,690,000		75,629,871	(a)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	21,490,000		26,273,459	(a)

Total Qatar					128,036,495

Russia - 1.3%
Russian Federal Bond - OFZ	7.000%	1/25/23	1,326,230,000	RUB	18,186,111
Russian Federal Bond - OFZ	7.000%	8/16/23	3,299,070,000	RUB	45,259,571
Russian Federal Bond - OFZ	7.750%	9/16/26	256,110,000	RUB	3,614,189
Russian Federal Bond - OFZ	8.150%	2/3/27	2,696,040,000	RUB	38,689,267
Russian Federal Bond - OFZ	7.050%	1/19/28	9,423,889,000	RUB	128,933,781
Russian Federal Bond - OFZ	6.900%	5/23/29	8,042,300,000	RUB	108,920,526
Russian Federal Bond - OFZ	7.650%	4/10/30	7,332,630,000	RUB	103,912,230

See Notes to Schedule of Investments.

60	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - (continued)
Russian Federal Bond - OFZ	7.250%	5/10/34	309,130,000	RUB	$4,210,831
Russian Federal Bond - OFZ	7.700%	3/16/39	5,422,870,000	RUB	76,993,896

Total Russia					528,720,402

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	26,930,000		27,534,955	(a)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	87,500,000		88,061,750	(a)
Abu Dhabi Government International Bond, Senior Notes	3.875%	4/16/50	5,400,000		6,183,416	(a)
Abu Dhabi Government International Bond, Senior Notes	2.700%	9/2/70	7,700,000		6,910,388	(a)

Total United Arab Emirates					128,690,509

Uruguay - 0.0%††
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1		1

TOTAL SOVEREIGN BONDS (Cost - $4,654,432,589)					4,477,678,186

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - 6.9%
Alternative Loan Trust, 2006- 6CB 1A4	5.500%	5/25/36	3,467,926		3,368,815
Alternative Loan Trust, 2006- 18CB A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	28.256%	7/25/36	5,356,035		7,968,211	(d)
Alternative Loan Trust, 2006- 23CB 2A6, PAC (-4.000 x 1 mo. USD LIBOR + 28.400%)	28.056%	8/25/36	2,470,599		3,079,445	(d)
Alternative Loan Trust, 2006- 43CB 1A10	6.000%	2/25/37	4,094,687		3,093,036
Alternative Loan Trust, 2006- 43CB 3A3, IO (-1.000 x 1 mo. USD LIBOR + 6.630%)	6.544%	2/25/37	13,442,573		3,164,872	(d)
Alternative Loan Trust, 2006- OA9 2A1B (1 mo. USD LIBOR + 0.200%)	0.287%	7/20/46	311,944		247,041	(d)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	1.180%	7/17/26	17,080,000		17,080,000	(a)(b)(d)(f)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
BAMLL Commercial Mortgage Securities Trust, 2020-JGDN A (1 mo. USD LIBOR + 2.750%)	2.834%	11/15/30	21,200,000	$21,540,396	(a)(d)
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. USD LIBOR + 0.260%)	0.346%	4/29/37	18,500,106	18,237,087	(a)(d)
BANK, 2020-BN29 C	3.134%	11/15/53	2,500,000	2,526,470	(d)
BBCCRE Trust, 2015-GTP E	4.715%	8/10/33	33,260,000	33,513,654	(a)(d)
BBCMS Trust, 2018-CBM D (1 mo. USD LIBOR + 2.391%)	2.475%	7/15/37	16,390,000	16,412,703	(a)(d)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	10,487,354	10,143,065	(a)(d)
Bear Stearns Asset Backed Securities I Trust, 2004-AC6 A1, Step bond	5.750%	11/25/34	2,151,314	2,123,678
Bear Stearns Asset Backed
Securities I Trust, 2006-AC4 A2 (-4.333 x 1 mo. USD LIBOR + 36.250%)	33.583%	7/25/36	1,926,498	2,634,213	(d)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1 (1 mo. USD LIBOR + 0.170%)	0.256%	3/25/37	10,551,835	10,107,416	(d)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	28,980,000	30,163,471	(d)
BHMS Mortgage Trust, 2018-MZB (1 mo. USD LIBOR + 6.637%)	6.720%	7/11/22	93,060,000	89,016,915	(a)(d)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	1.004%	10/15/36	18,960,010	19,015,040	(a)(d)
BX Commercial Mortgage Trust, 2020-FOX B (1 mo. USD LIBOR + 1.350%)	1.434%	11/15/32	4,947,658	4,957,579	(a)(d)
BX Commercial Mortgage Trust, 2020-VIV3 B	3.662%	3/9/44	15,530,000	16,704,907	(a)(d)
BX Commercial Mortgage Trust, 2020-VIVA D	3.667%	3/11/44	4,190,000	4,304,661	(a)(d)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2005-4A A1 (1 mo. USD LIBOR + 0.200%)	0.286%	10/25/36	289,151	282,800	(a)(d)

See Notes to Schedule of Investments.

62	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
CHT Mortgage Trust, 2017-CSMO A (1 mo. USD LIBOR + 0.930%)	1.014%	11/15/36	17,095,000	$17,128,858	(a)(d)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	2,800,000	3,014,180
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	9,800,627	(d)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	2.213%	8/25/35	59,605	56,731	(d)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	0.984%	11/15/37	112,444,286	112,800,374	(a)(d)
Commercial Mortgage Pass-Through Certificates, 2014-CR21 A3	3.528%	12/10/47	539,049	572,283
Commercial Mortgage Pass-Through Certificates, 2015-DC1 C	4.451%	2/10/48	3,070,000	3,152,060	(d)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	1,723,000	1,806,950
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	1,470,000	1,545,388	(d)
Commercial Mortgage Trust, 2013-CR12 C	5.249%	10/10/46	730,000	731,658	(d)
Commercial Mortgage Trust, 2014-CR19 B	4.703%	8/10/47	8,410,000	9,095,348	(d)
Commercial Mortgage Trust, 2014-CR21 C	4.592%	12/10/47	11,948,000	12,445,981	(d)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	7,160,000	7,620,374	(d)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	15,770,000	15,861,447	(a)
Commercial Mortgage Trust, 2020-CX B	2.446%	11/10/46	5,000,000	5,061,570	(a)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	12,520,000	13,447,562	(a)
CSMC Trust, 2014-USA E	4.373%	9/15/37	13,470,000	12,210,586	(a)
CSMC Trust, 2015-2R 7A1	2.324%	8/27/36	6,125,184	6,239,476	(a)(d)
CSMC Trust, 2015-4R 3A3 (1 mo. USD LIBOR + 0.310%)	0.704%	10/27/36	42,616,322	22,997,046	(a)(d)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.600%)	5.684%	7/15/32	23,400,000	20,044,215	(a)(d)
CSMC Trust, 2017-TIME A	3.646%	11/13/39	21,200,000	21,755,139	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	63

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	51,704,424	$53,115,449	(a)(d)
CSMC Trust, 2019-RIO A (1 mo. USD LIBOR + 3.024%, 4.024% floor)	4.024%	12/15/21	148,347,500	148,618,620	(a)(d)
CSMC Trust, 2020-522F A (1 mo. USD LIBOR + 3.739%, 4.139% floor)	4.139%	9/16/25	47,520,000	47,703,199	(a)(d)
CSMC Trust, 2020-FACT D (1 mo. USD LIBOR + 3.710%)	3.794%	10/15/37	4,450,000	4,508,907	(a)(d)
CSMC Trust, 2020-FACT F (1 mo. USD LIBOR + 6.157%)	6.241%	10/15/37	7,990,000	8,221,542	(a)(d)
CSMC Trust, 2020-RPL3 A1	2.691%	3/25/60	24,699,083	25,011,008	(a)(d)
CSMC Trust, 2020-RPL6 A1	2.688%	3/25/59	34,539,281	34,972,614	(a)(d)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.833%	7/25/47	43,883,270	44,655,861	(a)(d)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	17,232,640	17,296,925	(a)(d)
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	16,755,743	17,008,924	(a)(d)
DBCG Mortgage Trust, 2017- BBG A (1 mo. USD LIBOR + 0.700%)	0.784%	6/15/34	20,260,000	20,280,750	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	15,503,008	1,573,110	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	34,072,000	5,187,767	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K016 X1, IO	1.546%	10/25/21	83,141	3	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.372%	6/25/29	6,300,000	562,587	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.948%	10/25/29	20,630,404	1,245,160	(d)

See Notes to Schedule of Investments.

64	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 XAM, IO	1.505%	2/25/52	15,496,000	$1,657,860	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K110 X1, IO	1.814%	4/25/30	36,455,582	4,510,383	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K116 X1, IO	1.531%	7/25/30	9,365,501	998,916	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K123 X1, IO	0.866%	12/25/30	27,921,989	1,721,720	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.437%	7/25/26	20,808,549	1,083,289	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.750%	10/25/26	43,547,819	1,215,263	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K741 X1, IO	0.657%	12/25/27	43,170,432	1,393,257	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.869%	3/25/28	20,493,498	822,572	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K743 X1, IO	1.028%	5/25/28	76,000,000	4,290,458	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.447%	7/25/35	18,611,824	2,709,230	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	65

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.578%	2/25/36	12,993,414	$697,023	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.340%	6/25/27	12,557,168	593,024	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	4,671,508	5,435,780
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2019 RR01 X, IO	1.534%	6/25/28	22,500,000	2,067,638	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	7,041,849	7,986,986
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	6.206%	11/15/36	847,777	162,527	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	6.346%	2/15/37	4,748,733	957,480	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	5.946%	9/15/37	1,293,852	245,494	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422 AI, IO, Step bond	0.250%	1/15/38	506,184	3,608
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	6.146%	1/15/40	1,736,215	338,669	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	2,679,197	2,962,233
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3768 MB, PAC-1	4.000%	12/15/39	3,038,276	3,105,080

See Notes to Schedule of Investments.

66	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.866%	10/15/41	3,491,713	$551,380	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	6.406%	12/15/41	3,237,339	700,417	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.966%	8/15/39	2,235,905	414,973	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.916%	8/15/42	867,298	144,187	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	2,472,633	245,241
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146 DI, IO	3.000%	12/15/31	1,740,772	97,953
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4174 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.116%	5/15/39	384,412	4,312	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.166%	9/15/42	1,608,688	204,596	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	1,658,717	78,819
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	473,820	10,290
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	1.672%	4/15/41	3,311,569	190,872	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	13,655,744	14,301,456

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	9,269,550	$9,708,400
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	6,683,316	6,916,031
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	10,201,296	1,360,958
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	26,173,914	3,859,982
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	10,824,769	1,557,436
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	19,619,195	2,554,753
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	6,831,076	877,028
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	30,927,531	4,938,938
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	7,977,802	1,098,852
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	6,900,000	931,500	(f)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 CI, IO	2.000%	6/25/49	3,400,000	406,406	(f)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA4 M2 (1 mo. USD LIBOR + 3.750%)	3.836%	8/25/50	7,926,869	8,000,639	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 B1 (30 Day Average SOFR + 4.800%)	4.850%	10/25/50	18,832,000	20,158,517	(a)(d)

See Notes to Schedule of Investments.

68	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 M2 (30 Day Average SOFR + 2.800%)	2.850%	10/25/50	41,750,937	$42,291,921	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M2 (30 Day Average SOFR + 2.000%)	2.050%	12/25/50	38,540,000	38,890,691	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	1.850%	1/25/51	34,330,000	34,471,968	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	20,000,000	20,369,848	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	418,717	24,615
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.772%	2/15/38	721,135	41,666	(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	6.016%	8/15/44	5,781,868	1,069,614	(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.916%	12/15/46	14,695,780	2,580,290	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA1 M2 (1 mo. USD LIBOR + 1.800%)	1.886%	7/25/30	62,748,937	63,307,578	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.350%	8/25/33	38,980,000	39,978,364	(a)(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	69

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2014-C03 1M1 (1 mo. USD LIBOR + 3.000%)	3.086%	7/25/24	31,708,170	$32,284,276	(d)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	5.086%	7/25/25	9,253,938	9,528,807	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.286%	1/25/30	17,654,524	18,059,364	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	2.486%	5/25/30	17,039,673	17,304,561	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1B1 (1 mo. USD LIBOR + 3.750%)	3.836%	10/25/30	8,520,000	8,905,619	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M2 (1 mo. USD LIBOR + 2.150%)	2.236%	10/25/30	4,388,680	4,451,287	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	4.336%	1/25/31	19,860,000	20,955,053	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1B1 (1 mo. USD LIBOR + 4.350%)	4.436%	4/25/31	8,100,000	8,430,235	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.541%	2/25/43	1,771,494	1,965,935	(d)
Federal National Mortgage Association (FNMA) ACES, 2015-M4, X2, IO	0.608%	7/25/22	15,861,155	14,716	(d)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	3,822,000	4,152,722	(d)

See Notes to Schedule of Investments.

70	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.225%	4/25/28	2,445,454	$2,677,994	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	5,140,000	5,939,152
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	9,980,000	11,045,242
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	12,313,939	13,797,584
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.946%	6/25/34	17,497,507	1,034,738	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.703%	6/25/29	55,098,119	2,054,771	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	6,865,165	7,299,807
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	7,493,504	8,118,339	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	11,644,566	12,208,987
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	3,633,150	3,798,514
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.560%	9/25/34	44,904,460	4,601,338	(d)
Federal National Mortgage Association (FNMA) REMIC, 2005-88 IP, IO	1.604%	10/25/35	1,546,844	86,505	(d)
Federal National Mortgage Association (FNMA) REMIC, 2006-28 IP, IO	1.857%	3/25/36	1,066,669	58,008
Federal National Mortgage Association (FNMA) REMIC, 2006-59 IP, IO	2.550%	7/25/36	2,323,270	195,052	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	71

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP1, IO	0.149%	12/25/36	2,585,501	$219,635	(d)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP2, IO	0.149%	12/25/36	2,875,281	171,259	(d)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.394%	4/25/40	1,356,331	272,705	(d)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	8,457,996	8,997,949
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	677,181	780,107
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	6.614%	10/25/26	482,183	44,353	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	477,498	521,503
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	6.414%	4/25/42	1,630,392	325,920	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	2,552,972	2,981,263
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	3,997,519	4,879,238
Federal National Mortgage Association (FNMA) REMIC, 2012-070 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.564%	2/25/41	179,061	3,446	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	257,435	244,731

See Notes to Schedule of Investments.

72	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.564%	3/25/42	2,918,293	$477,315	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	154,039	146,339
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.514%	7/25/42	274,779	49,586	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	724,515	38,145
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	816,598	33,215
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.064%	12/25/42	2,174,289	400,648	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.064%	12/25/42	1,550,139	331,167	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.064%	12/25/42	5,488,005	1,170,076	(d)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	3,627,888	4,313,947
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	9,867,972	11,264,551
Federal National Mortgage Association (FNMA) REMIC, 2013-9 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.064%	3/25/42	3,174,640	486,085	(d)
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	2,843,106	285,626

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	73

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	1,276,717	$26,000
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	2,696,783	279,240
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.064%	6/25/43	4,364,982	925,133	(d)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.864%	12/25/43	9,145,160	1,751,700	(d)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.692%	8/25/44	3,544,676	202,453	(d)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	1.433%	8/25/55	7,947,204	339,296	(d)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.064%	8/25/45	2,221,147	528,427	(d)
Federal National Mortgage Association (FNMA) REMIC, 2016-23 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.914%	11/25/45	12,796,136	2,572,371	(d)
Federal National Mortgage Association (FNMA) REMIC, 2016-61 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	6.014%	9/25/46	6,050,760	1,071,410	(d)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	6.014%	10/25/57	23,896,657	4,906,584	(d)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.114%	11/25/47	8,448,448	1,519,228	(d)

See Notes to Schedule of Investments.

74	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	13,226,290	$12,299,653
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	20,442,413	3,292,782
Federal National Mortgage Association (FNMA) REMIC, 2020-57 NI, IO	2.500%	8/25/50	14,745,934	2,146,791
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	9,044,663	1,370,568
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	58,817,794	7,933,538
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	21,650,515	2,833,223
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	7,349,424	1,079,891
Federal National Mortgage Association (FNMA) REMIC, 2021-3 IB, IO	2.500%	2/25/51	29,867,388	4,872,004
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	46,732,732	6,798,584
Federal National Mortgage Association (FNMA) STRIPS, 384 14, IO	5.500%	1/25/40	391,006	62,626
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	733,869	148,398
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	316,205	45,134
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	176,728	28,031	(d)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	140,283	23,454	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	75

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	222,566	$34,799
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	930,295	152,957
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	1,955,973	93,615
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	106,669	5,966
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	2,380,843	231,670
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	1,766,009	246,258
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	842,904	123,537
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. USD LIBOR + 0.330%)	0.416%	6/25/37	7,411,849	2,459,831	(d)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	4,368,826	4,386,632	(a)(d)
Freddie Mac Multifamily ML Certificates, 2020-ML07 XUS, IO	2.021%	10/25/36	34,085,822	6,620,489	(a)(d)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	164,866,992	127,821	(a)
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	687,747,338	4,607,942	(a)
Government National Mortgage Association (GNMA), 2006-16 GS, IO (-1.000 x 1 mo. USD LIBOR + 6.990%)	6.903%	4/20/36	447,023	81,219	(d)
Government National Mortgage Association (GNMA), 2007-51 SG, IO (-1.000 x 1 mo. USD LIBOR + 6.580%)	6.493%	8/20/37	1,716,714	246,290	(d)

See Notes to Schedule of Investments.

76	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.393%	4/20/40	263,507	$51,815	(d)
Government National Mortgage Association (GNMA), 2010-42 PC, PAC-1	5.000%	7/20/39	937,991	956,838
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.563%	1/20/40	78,742	3,540	(d)
Government National Mortgage Association (GNMA), 2010-86 PB, PAC-1	4.500%	10/20/39	2,383,888	2,430,055
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	22,627,485	26,168,967
Government National Mortgage Association (GNMA), 2010-118 IO, IO	0.000%	4/16/53	824,164	8	(d)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	1.088%	5/20/60	365,522	370,685	(d)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.440%	8/20/58	1,013,271	1,014,238	(d)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	0.470%	12/20/60	257,193	257,680	(d)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	0.490%	12/20/60	4,435,568	4,445,234	(d)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	106,783	5,667
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	0.540%	2/20/61	1,434,581	1,439,452	(d)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	0.570%	3/20/61	3,916,583	3,932,544	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	77

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	0.590%	3/20/61	3,740,126	$3,754,810	(d)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.963%	3/20/42	1,146,184	252,586	(d)
Government National Mortgage Association (GNMA), 2012-66 CI, IO	3.500%	2/20/38	503,712	2,779
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	679,357	27,853
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	6.015%	8/16/42	2,003,849	366,546	(d)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.566%	1/16/54	31,212,791	621,790	(d)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.133%	10/16/48	66,411,038	464,758	(d)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.385%	11/16/47	21,951,364	334,016	(d)
Government National Mortgage Association (GNMA), 2013-107 AD	2.768%	11/16/47	4,678,881	4,869,747	(d)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	1.370%	11/20/42	1,282,542	56,975	(d)
Government National Mortgage Association (GNMA), 2014-17 AM	3.320%	6/16/48	436,607	466,295	(d)
Government National Mortgage Association (GNMA), 2014-117 SJ, IO, PAC (-1.000 x 1 mo. USD LIBOR + 5.600%)	5.513%	8/20/44	347,902	56,210	(d)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	2,190,964	105,217

See Notes to Schedule of Investments.

78	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	443,987	$63,637
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.063%	2/20/46	17,206,482	3,563,139	(d)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	3,099,132	549,279
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	6.015%	10/16/46	5,583,092	1,561,017	(d)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.521%	8/16/58	21,256,441	851,293	(d)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.611%	2/16/57	21,704,368	962,956	(d)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.672%	7/16/58	17,240,323	733,627	(d)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.530%	2/16/59	5,800,568	251,800	(d)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.583%	4/16/57	50,542,966	2,170,800	(d)
Government National Mortgage Association (GNMA), 2017-157 IO	0.668%	12/16/59	5,377,911	294,927	(d)
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	2.201%	7/20/67	28,979,922	3,033,763	(d)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	1.508%	9/20/67	22,199,868	1,499,645	(d)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	2.028%	10/20/67	11,570,871	987,735	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	79

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.317%	11/20/67	3,398,665	$287,387	(d)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	4,539,316	4,812,895
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. USD LIBOR + 0.300%)	0.390%	2/20/68	12,971,472	12,971,145	(d)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	0.390%	5/20/68	23,256,762	23,256,269	(d)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. USD LIBOR + 0.300%)	0.390%	5/20/68	11,269,944	11,269,806	(d)
Government National Mortgage Association (GNMA), 2018-H13 FC (1 mo. USD LIBOR + 0.300%)	0.390%	7/20/68	7,550,949	7,550,904	(d)
Government National Mortgage Association (GNMA), 2018-H17 FG (12 mo. USD LIBOR + 0.250%)	0.683%	10/20/68	5,315,829	5,284,968	(d)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	6,599,775	6,889,300
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	500,390	502,296
Government National Mortgage Association (GNMA), 2020-47 MI, IO	3.500%	4/20/50	21,907,944	2,890,959
Government National Mortgage Association (GNMA), 2020-47 NI, IO	3.500%	4/20/50	6,907,257	1,066,851
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.870%	5/16/60	25,777,420	1,919,637	(d)
Government National Mortgage Association (GNMA), 2020-123 IL, IO	2.500%	8/20/50	8,346,550	1,119,663

See Notes to Schedule of Investments.

80	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	24,504,351	$3,292,312
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	11,738,813	1,584,810
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	10,958,295	1,532,166
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	7,479,149	1,029,322
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	10,522,792	1,455,015
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	33,922,961	4,706,336
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	77,180,337	8,321,754
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.914%	11/16/60	7,876,106	563,392	(d)
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.237%	5/20/70	24,595,960	25,826,961	(d)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.337%	4/20/70	6,100,370	6,293,365	(d)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	0.587%	7/20/70	2,852,147	2,877,934	(d)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	0.537%	7/20/70	7,273,367	7,326,624	(d)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	0.537%	7/20/70	3,289,296	3,311,549	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	81

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	0.487%	8/20/70	80,365	$80,623	(d)
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	491,510	94,633
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.805%	1/16/61	22,556,074	1,663,483	(d)
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.836%	5/16/63	34,988,521	2,715,123	(d)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.897%	10/16/62	31,778,471	2,537,549	(d)
Government National Mortgage Association (GNMA), 2021-110 IO, IO	0.878%	11/16/63	9,893,269	823,957	(d)
Government National Mortgage Association (GNMA), 2021-133, IO	0.890%	7/16/63	23,823,837	1,962,269	(d)
Great Wolf Trust, 2019-WOLF B (1 mo. USD LIBOR + 1.334%)	1.418%	12/15/36	15,590,000	15,591,556	(a)(d)
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. USD LIBOR + 0.640%)	0.726%	10/25/45	1,783,640	1,827,710	(d)
GreenPoint Mortgage Funding Trust, 2005-AR5 2A1 (1 mo. USD LIBOR + 0.560%)	0.646%	11/25/45	12,467,551	8,247,564	(d)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.460%)	0.546%	4/25/36	240,229	322,715	(d)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.550%)	1.634%	9/15/31	139,880,000	123,733,428	(a)(d)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	4,302,000	4,551,514	(d)
GS Mortgage Securities Trust, 2015-GC30 B	4.165%	5/10/50	16,340,000	17,591,464	(d)

See Notes to Schedule of Investments.

82	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	5,490,000	$6,021,643
GSR Mortgage Loan Trust, 2005-AR7 1A1	2.417%	11/25/35	579,228	401,194	(d)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. USD LIBOR + 0.480%)	0.567%	6/19/35	2,256,135	2,267,696	(d)
HarborView Mortgage Loan Trust, 2005-7 1A1 (11th District Cost of Funds + 1.850%)	2.113%	6/19/45	1,973,956	1,148,217	(d)
HarborView Mortgage Loan Trust, 2006-2 1A	2.623%	2/25/36	463,052	203,295	(d)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	0.267%	11/19/46	133,756	114,406	(d)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	0.606%	11/25/35	1,922,040	1,833,081	(d)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	0.586%	5/25/37	4,906,537	4,927,519	(a)(d)
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	2.784%	8/25/35	118,740	83,014	(d)
Jefferies Resecuritization Trust, 2015-R1 A2 (1 mo. USD LIBOR + 0.140%)	0.224%	12/26/36	16,542,390	11,173,216	(a)(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 B	4.699%	8/15/46	4,000,000	4,122,981	(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.049%	1/15/47	1,602,000	1,713,467	(d)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	5,930,000	6,310,034
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.408%	7/15/48	19,921,000	21,507,614	(d)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.773%	8/15/48	10,543,000	11,501,560	(d)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	620,000	680,952
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	3.834%	5/15/28	11,407,035	10,552,148	(a)(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	83

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP3 C	3.596%	8/15/49	1,510,000	$1,534,680	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.088%	4/17/45	135,044	130,363	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.261%	2/12/49	782,346	885,768	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.717%	2/15/51	928,845	857,087	(d)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	10,217,721	10,272,221	(a)(d)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	7,782,770	7,890,239	(a)(d)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	12,844,000	13,086,331	(a)(d)
JPMorgan Resecuritization Trust, 2015-1 4A1 (1 mo. USD LIBOR + 0.300%)	0.387%	9/27/36	1,003,217	1,006,644	(a)(d)
JPMorgan Resecuritization Trust, 2015-1 4A2	0.495%	9/27/36	13,193,764	10,085,130	(a)(d)
KKR Industrial Portfolio Trust, 2020-AIP E (1 mo. USD LIBOR + 2.626%)	2.710%	3/15/37	14,135,256	14,173,908	(a)(d)
Legacy Mortgage Asset Trust, 2019-GS7 A1, Step bond	3.250%	11/25/59	63,517,531	63,933,654	(a)
Legacy Mortgage Asset Trust, 2021-GS1 A1, Step bond	1.892%	10/25/66	26,038,741	26,107,057	(a)
Lehman Mortgage Trust, 2006-7 3A4, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	7.064%	11/25/36	5,983,826	1,934,833	(d)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	2.989%	7/25/34	253,839	246,166	(d)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	0.296%	4/25/46	94,783	88,201	(d)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	1,436,761	1,104,664	(a)

See Notes to Schedule of Investments.

84	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	1,829,601	$1,574,621	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	0.436%	5/25/35	1,995,094	1,074,009	(a)(d)
MHC Commercial Mortgage Trust, 2021-MHC E (1 mo. USD LIBOR + 2.101%)	2.185%	4/15/38	159,000	159,911	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	2,005,849	984,874	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	316,743	155,521	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	250,245	246,601	(d)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	34,861	34,851
Morgan Stanley Mortgage Loan Trust, 2004-5AR 2A	2.577%	7/25/34	10,111	10,558	(d)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	2.565%	7/25/35	739,968	719,778	(d)
Morgan Stanley Resecuritization Trust, 2015-R3 7A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	0.869%	4/26/47	86,594	86,678	(a)(d)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. USD LIBOR + 0.340%)	0.426%	4/16/36	38,877,055	36,416,195	(a)(d)
MRA Issuance Trust, 2021-EBO1 A1X (1 mo. USD LIBOR + 1.750%)	1.834%	2/16/22	52,640,000	52,672,574	(d)
MRA Issuance Trust, 2021-EBO4 A1X (1 mo. USD LIBOR + 1.750%)	1.836%	2/16/22	57,240,000	57,311,184	(a)(d)
Multifamily Trust, 2016-1 B	8.695%	4/25/46	2,071,920	2,354,476	(a)(d)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	34,821,680	37,026,296	(a)(d)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005-AP2 A5, Step bond	5.476%	5/25/35	53,882	35,307

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	85

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Nomura Resecuritization Trust, 2015-5R 3A5 (1 mo. USD LIBOR + 0.260%)	0.604%	2/26/46	9,228,550	$8,315,738	(a)(d)
NYMT Loan Trust, 2020-SP2 A1	2.944%	10/25/60	30,937,359	31,231,165	(a)(d)
PFP V Sub Loan Trust, 2020-A A	3.087%	10/15/23	9,466,204	9,570,522	(a)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 2.700%)	2.787%	10/27/22	3,698,701	3,722,640	(a)(d)
PMT Credit Risk Transfer Trust, 2021-1R A (1 mo. USD LIBOR + 2.900%)	2.996%	2/27/24	27,752,814	28,368,744	(a)(d)
Prime Mortgage Trust, 2006-1 3A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	7.064%	6/25/36	8,706,134	1,884,645	(d)
Prime Mortgage Trust, 2006- DR1 2A2	6.000%	5/25/35	23,788,808	22,950,186	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	7/25/56	33,600,000	33,768,000	(a)(d)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	395,945	237,332
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	191,919	148,767
RBSGC Mortgage Loan Trust, 2007-B 1A4 (1 mo. USD LIBOR + 0.450%)	0.536%	1/25/37	6,080,938	2,496,793	(d)
RBSSP Resecuritization Trust, 2009-12 9A2	2.796%	3/25/36	5,880,083	5,479,872	(a)(d)
Redwood Funding Trust, 2019-1 PT, Step bond	4.213%	9/27/24	31,147,647	31,248,254	(a)
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	5.749%	7/25/36	9,884,005	1,045,258	(a)(d)
Residential Asset Securitization Trust, 2004-A2 1A3, PAC (1 mo. USD LIBOR + 0.400%)	0.486%	5/25/34	8,195	8,054	(d)
Shops at Crystals Trust, 2016- CSTL A	3.126%	7/5/36	6,160,000	6,437,980	(a)
Soho Trust, 2021-SOHO B	2.786%	8/10/38	23,410,000	22,473,626	(a)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	2.649%	7/25/34	570	611	(d)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.360%)	0.446%	7/25/46	102,048	91,603	(d)

See Notes to Schedule of Investments.

86	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Structured Asset Mortgage Investments Trust, 2003-AR1 A1 (1 mo. USD LIBOR + 0.740%)	0.827%	10/19/33	56,629	$55,439	(d)
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. USD LIBOR + 0.350%)	0.436%	4/25/36	16,495,600	3,020,785	(d)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	5,440,000	5,907,886
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	6,000,000	6,506,726
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	64,690,000	64,506,248	(a)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.841%	2/15/51	3,530,283	2,742,148	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR9 1A7	2.514%	9/25/33	4,997	5,014	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR15 A1C3 (1 mo. USD LIBOR + 0.960%)	1.046%	11/25/45	18,422,253	10,419,875	(d)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	4,530,381	4,607,707	(a)(d)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	5.374%	3/25/37	8,065,045	1,065,645	(d)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1 (1 mo. USD LIBOR + 0.430%)	0.516%	6/25/37	2,870,128	2,319,618	(d)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 B	4.443%	7/15/46	450,000	451,244	(d)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	6,015,797
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.343%	11/15/50	31,083,397	1,794,892	(d)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	7,530,000	8,589,317
WFRBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.449%	6/15/45	164,586	450	(a)(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	87

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	270,000	$285,556	(d)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.173%	3/15/47	41,900,404	774,718	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,890,434,985)				2,884,196,098

SENIOR LOANS - 6.0%
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.2%
Delta TopCo Inc., First Lien Term Loan (the greater of 6 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	12/1/27	27,949,950	28,024,716	(d)(o)(p)
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.834%	3/1/27	48,377,251	47,845,827	(d)(o)(p)
Zayo Group Holdings Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.084%	3/9/27	23,100,000	22,922,939	(d)(o)(p)

Total Diversified Telecommunication Services				98,793,482

Entertainment - 0.0%††
Go Daddy Operating Co. LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.835%	2/15/24	9,003,374	8,958,942	(d)(o)(p)

Interactive Media & Services - 0.1%
Rackspace Technology Global Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	2/15/28	22,805,543	22,665,631	(d)(o)(p)

Media - 0.6%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.840%	4/30/25	43,818,005	43,807,051	(d)(o)(p)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.840%	2/1/27	13,849,473	13,776,348	(d)(o)(p)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.585%	11/18/24	3,527,911	3,484,376	(d)(o)(p)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.084%	5/1/26	28,443,041	28,268,258	(d)(o)(p)

See Notes to Schedule of Investments.

88	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	2.586%	9/18/26	48,599,196	$48,614,505	(d)(o)(p)
Numericable U.S. LLC, USD Term Loan B12 (3 mo. USD LIBOR + 3.688%)	3.814%	1/31/26	9,644,595	9,585,522	(d)(o)(p)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	3.584%	12/17/26	25,480,879	25,457,818	(d)(o)(p)
Univision Communications Inc., 2021 Replacement Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/15/26	23,927,794	23,931,024	(d)(o)(p)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.584%	1/31/28	42,810,528	42,575,284	(d)(o)(p)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. USD LIBOR + 3.250%)	3.334%	1/31/29	4,840,000	4,847,381	(d)(o)(p)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.584%	4/30/28	7,475,074	7,423,160	(d)(o)(p)

Total Media				251,770,727

Wireless Telecommunication Services - 0.0%††
CSC Holdings LLC, October 2018 Incremental Term Loan (1 mo. USD LIBOR + 2.250%)	2.334%	1/15/26	7,101,790	7,017,457	(d)(o)(p)
CSC Holdings LLC, September 2019 Term Loan ( 1 mo. USD LIBOR + 2.500%)	2.584%	4/15/27	5,644,050	5,588,202	(d)(o)(p)

Total Wireless Telecommunication Services				12,605,659

TOTAL COMMUNICATION SERVICES				394,794,441

CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.0%††
Clarios Global LP, First Amendment First Lien Dollar Term Loan (3 mo. USD LIBOR + 3.250%)	3.335%	4/30/26	14,413,363	14,368,321	(d)(o)(p)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	89

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	45,526,952	$45,529,456	(d)(o)(p)
ServiceMaster Co. LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.875%	11/5/26	5,124,484	5,124,228	(d)(o)(p)

Total Diversified Consumer Services				50,653,684

Hotels, Restaurants & Leisure - 0.7%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.837%	11/19/26	46,374,059	45,890,842	(d)(o)(p)
Alterra Mountain Co., 2028 Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	7/21/28	14,651,442	14,637,743	(d)(o)(p)
Aramark Services Inc., Term Loan B3 ( 1 mo. USD LIBOR + 1.750%)	1.834%	3/11/25	10,448,057	10,242,335	(d)(o)(p)
Aramark Services Inc., Term Loan B4 ( 1 mo. USD LIBOR + 1.750%)	1.834%	1/15/27	10,080,325	9,867,378	(d)(o)(p)
Boyd Gaming Corp., Refinancing Term Loan B (1 week USD LIBOR + 2.250%)	2.322%	9/15/23	1,958,876	1,959,082	(d)(o)(p)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.834%	12/23/24	32,074,377	31,925,391	(d)(o)(p)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	3.583%	7/21/25	19,136,700	19,175,165	(d)(o)(p)
Entain Holdings (Gibraltar) Ltd., Term Loan Facility B (the greater of 3 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	3/29/27	9,396,450	9,399,410	(d)(o)(p)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.087%	11/30/23	11,554,805	11,533,139	(d)(o)(p)
Golden Nugget Inc., First Initial Term Loan	3.250%	10/4/23	9,469,862	9,437,286	(d)(o)(p)

See Notes to Schedule of Investments.

90	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.836%	6/22/26	42,511,279	$42,202,647	(d)(o)(p)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	2.584%	5/29/26	12,005,705	11,977,972	(d)(o)(p)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.834%	8/14/24	49,796,618	49,638,016	(d)(o)(p)
Station Casinos LLC, Term Loan Facility B1 (the greater of 1 mo. USD LIBOR or 0.250% + 2.250%)	2.500%	2/8/27	29,603,036	29,350,966	(d)(o)(p)

Total Hotels, Restaurants & Leisure				297,237,372

Specialty Retail - 0.2%
Academy Ltd., Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	11/5/27	4,992,413	5,009,262	(d)(o)(p)
BJ’s Wholesale Club Inc., Term Loan B (1 mo. USD LIBOR + 2.000%)	2.083%	2/3/24	1,077,849	1,079,681	(d)(o)(p)
Great Outdoors Group LLC, Term Loan B1 (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	3/6/28	11,116,000	11,175,748	(d)(o)(p)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	10/19/27	19,902,386	19,915,721	(d)(o)(p)
Michaels Cos. Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	4/15/28	15,267,838	15,300,740	(d)(o)(p)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	91

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/3/28	22,666,100	$22,688,313	(d)(o)(p)
Whatabrands LLC, Initial Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	8/3/28	370,000	370,083	(d)(o)(p)

Total Specialty Retail				75,539,548

TOTAL CONSUMER DISCRETIONARY				437,798,925

CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Triton Water Holdings Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	3/31/28	28,678,125	28,676,404	(d)(o)(p)

Food & Staples Retailing - 0.1%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.334%	1/29/27	14,121,250	13,979,261	(d)(o)(p)
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%)	2.084%	9/13/26	6,713,247	6,634,803	(d)(o)(p)
US Foods Inc., Repriced Term Loan (1 mo. USD LIBOR + 1.750%)	1.834%	6/27/23	15,784,382	15,710,432	(d)(o)(p)

Total Food & Staples Retailing				36,324,496

Household Products - 0.0%††
Energizer Holdings Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	12/22/27	7,144,100	7,151,530	(d)(o)(p)

TOTAL CONSUMER STAPLES				72,152,430

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pilot Travel Centers LLC, Initial Term Loan B	-	8/4/28	63,180,000	63,039,109	(q)

See Notes to Schedule of Investments.

92	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 0.8%
Capital Markets - 0.2%
Edelman Financial Engines Center LLC, 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	4/7/28	11,602,745	$11,593,695	(d)(o)(p)
Finco I LLC, 2020 Term Loan (1 mo. USD LIBOR + 2.500%)	2.584%	6/27/25	2,449,532	2,442,539	(d)(o)(p)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.566%)	2.632%	2/1/27	10,542,843	10,451,542	(d)(o)(p)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.084%	7/3/24	23,518,345	23,382,291	(d)(o)(p)
Zebra Buyer LLC, Term Loan	—	4/21/28	19,860,000	19,945,100	(q)

Total Capital Markets				67,815,167

Diversified Financial Services - 0.4%
Alpha Topco Ltd. - Delta 2 (Lux) SARL, USD 2018 Incremental New Facility Loan B3 (the greater of 1 mo. USD LIBOR or 1.000% + 2.500%)	3.500%	2/1/24	970,000	968,938	(d)(o)(p)
Citadel Securities LP, 2021 Term Loan (1 mo. USD LIBOR + 2.500%)	2.584%	2/2/28	30,254,192	30,016,546	(d)(o)(p)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/9/27	38,399,497	38,558,471	(d)(o)(p)
Hudson River Trading LLC, Term Loan (3 mo. USD LIBOR + 3.000%)	3.085%	3/20/28	15,880,200	15,812,153	(d)(o)(p)
Jane Street Group LLC, Term Loan (1 mo. USD LIBOR + 2.750%)	2.834%	1/26/28	20,882,478	20,702,366	(d)(o)(p)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.834%	11/16/26	21,391,743	21,286,496	(d)(o)(p)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	93

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
UFC Holdings LLC, Term Loan B3 (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	4/29/26	29,871,664	$29,836,415	(d)(o)(p)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.082%	3/1/26	15,556,306	15,552,106	(d)(o)(p)

Total Diversified Financial Services				172,733,491

Insurance - 0.2%
AmWINS Group Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	2/19/28	14,837,896	14,763,781	(d)(o)(p)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.084%	11/3/24	18,015,419	17,846,524	(d)(o)(p)
Asurion LLC, New Term Loan B8 (1 mo. USD LIBOR + 3.250%)	3.334%	12/23/26	29,290,744	28,893,122	(d)(o)(p)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	3.334%	7/31/27	13,193,700	13,015,585	(d)(o)(p)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.125%)	3.209%	11/3/23	6,029,075	6,002,065	(d)(o)(p)

Total Insurance				80,521,077

TOTAL FINANCIALS				321,069,735

HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP, Initial Dollar Term Loan	—	10/23/28	35,780,000	35,724,004	(q)

Health Care Providers & Services - 0.6%
Bioscrip Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.834%	8/6/26	17,341,125	17,356,299	(d)(o)(p)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	3.882%	2/18/27	11,669,875	11,622,496	(d)(o)(p)
Global Medical Response Inc., 2020 Term Loan	5.750%	10/2/25	15,623,057	15,703,125	(d)(o)(p)
Grifols Worldwide Operations USA Inc., Term Loan B (1 week USD LIBOR + 2.000%)	2.072%	11/15/27	47,887,577	47,169,263	(d)(o)(p)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.834%	11/17/25	46,947,287	46,939,071	(d)(o)(p)

See Notes to Schedule of Investments.

94	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Parexel International Corp., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.834%	9/27/24	22,500,000	$22,506,300	(d)(o)(p)
Parexel International Corp., Term Loan	—	8/11/28	17,480,000	17,504,647	(q)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.336%	3/5/26	23,803,078	23,689,656	(d)(o)(p)
Phoenix Guarantor Inc., Term Loan B3 (1 mo. USD LIBOR + 3.500%)	3.585%	3/5/26	17,238,773	17,195,676	(d)(o)(p)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/11/26	43,449,289	43,376,946	(d)(o)(p)

Total Health Care Providers & Services				263,063,479

Health Care Technology - 0.2%
AthenaHealth Inc., Term Loan B1 (3 mo. USD LIBOR + 4.250%)	4.377%	2/11/26	48,089,216	48,287,584	(d)(o)(p)
Change Healthcare Holdings LLC, Closing Date Term Loan	3.500%	3/1/24	43,347,311	43,349,478	(d)(o)(p)

Total Health Care Technology				91,637,062

Life Sciences Tools & Services - 0.2%
ICON Luxembourg Sarl, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	7/3/28	28,235,783	28,361,149	(d)(o)(p)
PPD Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.000%)	2.500%	1/13/28	48,008,750	47,988,826	(d)(o)(p)
PRA Health Sciences Inc., Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	7/3/28	7,036,297	7,067,539	(d)(o)(p)

Total Life Sciences Tools & Services				83,417,514

Pharmaceuticals - 0.4%
Bausch Health Cos. Inc., First Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	2.834%	11/27/25	26,977,481	26,935,397	(d)(o)(p)(q)
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.084%	6/2/25	12,280,745	12,279,210	(d)(o)(p)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	95

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Gainwell Acquisition Corp., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	10/1/27	39,407,822	$39,555,601	(d)(o)(p)
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.000%)	2.500%	3/15/28	23,959,600	23,944,625	(d)(o)(p)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	5/5/28	39,600,750	39,699,950	(d)(o)(p)

Total Pharmaceuticals				142,414,783

TOTAL HEALTH CARE				616,256,842

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.0%††
Avolon TLB Borrower 1 (US) LLC, Term Loan B5 (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	12/1/27	9,438,675	9,456,986	(d)(o)(p)
Transdigm Inc., Refinancing Term Loan F (1 mo. USD LIBOR + 2.250%)	2.334%	12/9/25	1,953,799	1,932,327	(d)(o)(p)

Total Aerospace & Defense				11,389,313

Airlines - 0.1%
Air Canada, Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	8/11/28	14,730,000	14,809,763	(d)(o)(p)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	14,290,000	15,217,993	(d)(o)(p)
United Airlines Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	28,218,200	28,476,396	(d)(o)(p)

Total Airlines				58,504,152

Building Products - 0.0%††
Quikrete Holdings Inc., Term Loan B1	-	1/31/27	16,700,000	16,669,773	(q)

See Notes to Schedule of Investments.

96	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 0.3%
Allied Universal Holdco LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	5/12/28	43,540,786	$43,627,215	(d)(o)(p)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.584%	10/1/26	30,283,322	30,155,677	(d)(o)(p)
Garda World Security Corp., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	4.340%	10/30/26	8,209,555	8,233,157	(d)(o)(p)
GFL Environmental Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.000%)	3.500%	5/30/25	3,624,367	3,635,132	(d)(o)(p)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	4.084%	8/27/25	25,596,234	25,665,472	(d)(o)(p)

Total Commercial Services & Supplies				111,316,653

Construction & Engineering - 0.0%††
AECOM, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.834%	4/13/28	4,678,275	4,684,707	(d)(o)(p)

Electrical Equipment - 0.0%††
Brookfield WEC Holdings Inc., Refinancing Term Loan 2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	8/1/25	8,790,941	8,739,998	(d)(o)(p)

Road & Rail - 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.132%	12/30/26	48,548,108	48,305,367	(d)(o)(p)
XPO Logistics Inc., Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.833%	2/24/25	19,030,000	18,955,117	(d)(o)(p)

Total Road & Rail				67,260,484

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	97

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 0.1%
BrightView Landscapes LLC, Initial Term Loan (3 mo. USD LIBOR + 2.500%)	2.625%	8/15/25	12,228,284	$12,190,071	(d)(o)(p)
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	1.882%	10/6/23	5,500,000	5,502,585	(d)(o)(p)

Total Trading Companies & Distributors				17,692,656

TOTAL INDUSTRIALS				296,257,736

INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.0%††
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.334%	4/6/26	1,960,000	1,954,081	(d)(o)(p)

IT Services - 0.0%††
FleetCor Technologies Operating Co. LLC, Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.834%	4/28/28	12,398,925	12,385,658	(d)(o)(p)

Software - 0.5%
Cloudera Inc., Term Loan	—	10/8/28	12,340,000	12,343,887	(q)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.084%	10/16/26	48,637,629	48,705,235	(d)(o)(p)
MA Financeco LLC, Term Loan B3 (1 mo. USD LIBOR + 2.750%)	2.834%	6/21/24	341,641	339,132	(d)(o)(p)
Magenta Buyer LLC, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	7/27/28	52,400,000	52,465,500	(d)(o)(p)
Peraton Corp., First Lien Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/1/28	40,934,300	41,030,291	(d)(o)(p)
RealPage Inc., First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	4/24/28	49,310,000	49,212,366	(d)(o)(p)
Seattle Escrow Borrower LLC, Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.834%	6/21/24	2,307,189	2,290,243	(d)(o)(p)

Total Software				206,386,654

See Notes to Schedule of Investments.

98	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC, Refinancing Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.250% + 1.750%)	2.000%	9/19/25	11,756,940	$11,766,403	(d)(o)(p)
Western Digital Corp., New Term Loan B4 (3 mo. USD LIBOR + 1.750%)	1.838%	4/29/23	1,279,378	1,281,112	(d)(o)(p)

Total Technology Hardware, Storage & Peripherals				13,047,515

TOTAL INFORMATION TECHNOLOGY				233,773,908

MATERIALS - 0.2%
Chemicals - 0.0%††
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	19,595,888	19,627,731	(d)(o)(p)

Containers & Packaging - 0.2%
Berry Global Inc., Term Loan Z (2 mo. USD LIBOR + 1.750%)	1.856%	7/1/26	24,093,097	23,990,701	(d)(o)(p)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.834%	2/4/27	40,485,935	40,423,992	(d)(o)(p)

Total Containers & Packaging				64,414,693

Paper & Forest Products - 0.0%††
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.834%	9/7/27	12,774,973	12,743,930	(d)(o)(p)

TOTAL MATERIALS				96,786,354

TOTAL SENIOR LOANS (Cost - $2,529,294,747)				2,531,929,480

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 3.0%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	1.364%	7/1/39	11,775,000	11,179,336	(d)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/7/49	23,789,700	24,310,504	(a)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	26,770,000	27,885,883	(a)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A D	3.340%	8/20/26	5,000,000	5,005,045	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	99

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	8,010,000	$8,010,698	(a)
Bear Stearns Asset Backed Securities I Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	0.500%	9/25/34	1,006,306	978,758	(d)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	2.632%	12/27/39	2,896,017	2,949,685	(d)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	1.586%	10/25/37	47,370,000	48,379,554	(a)(d)
CIT Mortgage Loan Trust, 2007-1 1M2 (1 mo. USD LIBOR + 1.750%)	1.836%	10/25/37	108,930,000	110,328,454	(a)(d)
Conseco Finance Corp., 1999-3 A9	6.530%	2/1/31	9,498,721	9,102,694	(d)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.340%)	0.766%	12/25/36	43,344	37,046	(a)(d)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	0.246%	11/15/36	334,151	295,152	(d)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	0.224%	1/15/37	2,852,083	2,726,246	(d)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	3.029%	8/9/24	56,756,475	54,911,240	(a)(d)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A	3.114%	8/9/24	61,410,854	58,699,565	(a)(f)(g)
Dividend Solar Loans LLC, 2018-2 B	4.250%	12/20/38	446,564	479,034	(a)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	1.236%	11/25/69	16,118,439	16,471,561	(a)(d)
EFS Volunteer No 2 LLC, 2012-1 A2 (1 mo. USD LIBOR + 1.350%)	1.436%	3/25/36	8,163,031	8,356,893	(a)(d)
Fannie Mae Grantor Trust, 2017-T1 A	2.898%	6/25/27	3,991,949	4,290,424

See Notes to Schedule of Investments.

100	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
First Franklin Mortgage Loan Trust, 2006-FF14 A5 (1 mo. USD LIBOR + 0.1600%)	0.246%	10/25/36	12,159,416	$12,079,215	(d)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	48,520,000	55,290,209
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. USD LIBOR + 0.500%)	0.586%	10/25/34	1,565,420	1,513,645	(a)(d)
Green Tree Home Improvement Loan Trust, 1996-A B2	7.400%	2/15/26	63	7
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	0.486%	10/25/46	5,032,342	4,802,139	(a)(d)
Hertz Vehicle Financing III LP, 2021-2A A	1.680%	12/27/27	62,630,000	62,853,852	(a)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	1,660,000	1,667,735	(a)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	41,500,000	41,396,250	(a)
HSI Asset Securitization Corp. Trust, 2007-OPT1 1A (1 mo. USD LIBOR + 0.140%)	0.226%	12/25/36	71,853,899	66,289,777	(d)
Jimmy Johns Funding LLC, 2017-1A A2II	4.846%	7/30/47	10,017,665	10,836,810	(a)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	24,755,881	25,227,057	(a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	16,952,267	17,181,634	(a)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. USD LIBOR + 0.160%)	0.246%	10/25/36	3,308,759	1,401,930	(d)
Morgan Stanley ABS Capital I Inc. Trust, 2003-HE3 M1 (1 mo. USD LIBOR + 1.020%)	1.106%	10/25/33	159,456	159,774	(d)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	7.373%	2/26/29	18,137,842	18,152,207	(a)(d)
National Collegiate Student Loan Trust, 2005-2 A51 (1 mo. USD LIBOR + 0.370%)	0.456%	6/25/33	17,867,785	17,180,294	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	101

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
National Collegiate Student Loan Trust, 2006-1 A5 (1 mo. USD LIBOR + 0.350%)	0.436%	3/25/33	9,325,318	$9,068,881	(d)
National Collegiate Student Loan Trust, 2006-4 A4 (1 mo. USD LIBOR + 0.310%)	0.396%	5/25/32	3,767,134	3,663,539	(d)
Navient Private Education Refi Loan Trust, 2018-DA A2A	4.000%	12/15/59	20,903,616	21,956,995	(a)
Navient Private Education Refi Loan Trust, 2020-GA A	1.170%	9/16/69	3,804,064	3,825,785	(a)
Navient Student Loan Trust, 2019-BA B	4.040%	12/15/59	900,000	970,714	(a)
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	0.686%	9/25/47	17,044,245	17,129,783	(a)(d)
Oak Street Investment Grade Net Lease Fund Series, 2020-1A A1	1.850%	11/20/50	21,226,969	21,427,055	(a)
Option One Mortgage Loan Trust, 2007-FXD2 1A1, Step bond	5.820%	3/25/37	26,719,514	26,959,252
Origen Manufactured Housing Contract Trust, 2006-A A2	2.022%	10/15/37	6,632,168	6,387,396	(d)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.731%	4/15/37	8,735,480	8,408,371	(d)
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2 (1 mo. USD LIBOR + 1.800%)	1.886%	7/25/35	2,128,171	2,153,567	(d)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 0.750%)	1.211%	8/25/33	933,566	929,381	(d)
RAMP Trust, 2006-RZ4 M1 (1 mo. USD LIBOR + 0.350%)	0.436%	10/25/36	17,250,000	16,984,654	(d)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. USD LIBOR + 1.240%)	1.326%	3/25/34	4,582,171	4,597,794	(d)
Renaissance Home Equity Loan Trust, 2006-1 AF5, Step bond	6.166%	5/25/36	13,645,706	9,996,594
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	1.586%	10/25/32	1,283,377	1,262,313	(a)(d)

See Notes to Schedule of Investments.

102	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
SBA Small Business Investment Cos., 2018-10B 1	3.548%	9/10/28	6,261,112	$6,734,488
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	12,926,084	13,779,621
Securitized Asset Backed Receivables LLC Trust, 2006-WM3 A1 (1 mo. USD LIBOR + 0.050%)	0.186%	10/25/36	26,377,703	11,770,388	(d)
Securitized Asset Backed Receivables LLC Trust, 2006-WM3 A2 (1 mo. USD LIBOR + 0.160%)	0.406%	10/25/36	71,897,926	32,960,698	(d)
Securitized Asset Backed Receivables LLC Trust, 2006-WM3 A3 (1 mo. USD LIBOR + 0.220%)	0.526%	10/25/36	36,446,015	16,950,998	(d)
SLM Student Loan Trust, 2003- 10A A4 (3 mo. USD LIBOR + 0.670%)	0.786%	12/17/68	14,100,000	14,137,622	(a)(d)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649	22,116,621	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	10,985,000	11,150,799	(a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	20,000,000	20,320,140	(a)
SMB Private Education Loan Trust, 2021-A D1	3.860%	1/15/53	2,170,000	2,169,926	(a)
SMB Private Education Loan Trust, 2021-C APT1	1.390%	1/15/53	45,304,908	45,249,826	(a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	19,327,051	19,517,591	(a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	0.306%	2/25/36	1,086,305	38,393	(a)(d)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-BC2 A4 (1 mo. USD LIBOR + 0.150%)	0.236%	3/25/37	23,414,940	21,588,858	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	103

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF2 M1 (1 mo. USD LIBOR + 2.250%)	2.336%	8/25/37	17,510,000	$17,730,507	(a)(d)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.728%	5/25/31	4,458,785	4,274,624	(a)(d)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	2,493,597	2,655,981	(a)
Sunrun Demeter Issuer, 2021-2A A	2.270%	1/30/57	34,000,000	34,093,463	(a)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	19,401,966	19,208,036	(a)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. USD LIBOR + 1.000%)	1.086%	5/25/58	25,578,189	25,800,006	(a)(d)
Trinity Rail Leasing 2020 LLC, 2020-2A A2	2.560%	11/19/50	28,400,000	29,011,054	(a)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	4,844,057	5,234,577
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	9,054,200	9,565,909
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	3,910,350	4,041,405	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,290,552,270)				1,276,253,912

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 1.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF			3,204,287	426,266,300
VanEck J.P. Morgan EM Local Currency Bond ETF			3,000,000	89,910,000

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $521,009,874)				516,176,300

See Notes to Schedule of Investments.

104	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.2%
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	58,557,786		$80,522,440
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	12,961,421		15,966,627

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $76,291,665)					96,489,067

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.2%
Japan - 0.2%
Japanese Government CPI Linked Bond (Cost - $93,170,122)	0.100%	3/10/26	9,471,991,550	JPY	87,004,959

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
Euro Futures, Call @ $1.18	11/5/21	145	18,125,000	43,500
Euro Futures, Put @ $1.18	10/8/21	147	18,375,000	369,337
Japanese Yen Futures, Call @ $89.50	11/5/21	290	362,500	304,500
Japanese Yen Futures, Call @ $90.00	11/5/21	145	181,250	105,125
U.S. Treasury 5-Year Notes Futures, Call @ $122.75	10/22/21	27	27,000	8,016
U.S. Treasury 10-Year Notes Futures, Call @ $131.75	10/8/21	208	208,000	68,250
U.S. Treasury 10-Year Notes Futures, Call @ $132.25	10/8/21	209	209,000	32,656
U.S. Treasury 10-Year Notes Futures, Call @ $132.50	10/8/21	209	209,000	19,594
U.S. Treasury 10-Year Notes Futures, Call @ $131.50	10/22/21	1,248	1,248,000	780,000
U.S. Treasury 10-Year Notes Futures, Call @ $132.25	10/22/21	314	314,000	93,219
U.S. Treasury 10-Year Notes Futures, Call @ $132.50	10/22/21	367	367,000	80,281
U.S. Treasury 10-Year Notes Futures, Put @ $132.00	10/8/21	418	418,000	261,250
U.S. Treasury 10-Year Notes Futures, Put @ $131.75	10/22/21	418	418,000	267,781
U.S. Treasury Long-Term Bonds Futures, Call @ $160.00	10/8/21	209	209,000	133,891

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	105

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury Long-Term Bonds Futures, Call @ $160.50	10/8/21	277	277,000	$129,844
U.S. Treasury Long-Term Bonds Futures, Call @ $161.50	10/8/21	209	209,000	48,984
U.S. Treasury Long-Term Bonds Futures, Call @ $162.50	10/8/21	313	313,000	34,234
U.S. Treasury Long-Term Bonds Futures, Call @ $159.00	10/22/21	624	624,000	955,500
U.S. Treasury Long-Term Bonds Futures, Call @ $159.50	10/22/21	416	416,000	533,000
U.S. Treasury Long-Term Bonds Futures, Call @ $160.00	10/22/21	250	250,000	265,625
U.S. Treasury Long-Term Bonds Futures, Call @ $161.00	10/22/21	3,115	3,115,000	2,190,234
U.S. Treasury Long-Term Bonds Futures, Call @ $162.00	10/22/21	1,625	1,625,000	710,938

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $11,635,019)				7,435,759

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/ Australian Dollar, Put @ $0.73	Goldman Sachs Group Inc.	11/22/21	98,620,000	98,620,000	1,105,966
U.S. Dollar/ Canadian Dollar, Put @ 1.27CAD	BNP Paribas SA	11/22/21	194,190,000	194,190,000	2,227,980
U.S. Dollar/ Japanese Yen, Put @ 107.80JPY	Morgan Stanley & Co. Inc.	11/10/21	422,145,000	422,145,000	280,041
U.S. Dollar/ New Zealand Dollar, Put @ $0.71	Goldman Sachs Group Inc.	11/22/21	149,830,000	149,830,000	622,343

TOTAL OTC PURCHASED OPTIONS (Cost - $7,124,238)					4,236,330

TOTAL PURCHASED OPTIONS (Cost - $18,759,257)					11,672,089

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $41,269,573,653)					41,881,118,100

See Notes to Schedule of Investments.

106	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $76,266,075)	0.010%	76,266,075	$76,266,075	(r)

TOTAL INVESTMENTS - 99.5% (Cost - $41,345,839,728)			41,957,384,175
Other Assets in Excess of Liabilities - 0.5%			226,269,323

Total Net Assets - 100.0%			$42,183,653,498

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	107

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of September 30, 2021.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of September 30, 2021.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(k)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(l)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2021, the Fund held TBA securities with a total cost of $554,965,419.

(m)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(n)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(o)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(p)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(q)	All or a portion of this loan is unfunded as of September 30, 2021. The interest rate for fully unfunded term loans is to be determined.

(r)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2021, the total market value of investments in Affiliated Companies was $76,266,075 and the cost was $76,266,075 (Note 2).

See Notes to Schedule of Investments.

108	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CMT	— Constant Maturity Treasury
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
CPI	— Consumer Price Index
ETF	— Exchange-Traded Fund
EUR	— Euro
GTD	— Guaranteed
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Australian Dollar Futures, Call	11/5/21	$72.50	87	$87,000	$(66,120)
Australian Dollar Futures, Call	11/5/21	73.50	147	147,000	(54,390)
Canadian Dollar Futures, Call	10/8/21	80.00	290	290,000	(11,600)
Canadian Dollar Futures, Call	11/5/21	79.00	207	207,000	(142,830)
Euro Futures, Call	11/5/21	1.19	328	41,000,000	(36,900)
Eurodollar 2-Year Midcurve Futures, Call	12/10/21	99.13	1,517	3,792,500	(113,775)
Eurodollar 2-Year Midcurve Futures, Call	12/10/21	99.25	1,034	2,585,000	(38,775)
Eurodollar 2-Year Midcurve Futures, Put	12/10/21	98.75	1,421	3,552,500	(275,319)
U.S. Treasury 5-Year Notes Futures, Call	10/22/21	123.00	1,598	1,598,000	(287,142)
U.S. Treasury 5-Year Notes Futures, Call	10/22/21	123.50	426	426,000	(23,297)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	109

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Schedule of investments (unaudited) (cont’d)	September 30, 2021

SCHEDULE OF WRITTEN OPTIONS (CONT’D)
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Call	11/26/21	$123.00	3,498	$3,498,000	$(1,175,111)
U.S. Treasury 5-Year Notes Futures, Call	11/26/21	123.25	1,405	1,405,000	(329,297)
U.S. Treasury 5-Year Notes Futures, Call	11/26/21	124.50	1	1,000	(31)
U.S. Treasury 5-Year Notes Futures, Put	10/22/21	122.00	424	424,000	(33,125)
U.S. Treasury 5-Year Notes Futures, Put	10/22/21	122.50	639	639,000	(129,797)
U.S. Treasury 5-Year Notes Futures, Put	10/22/21	123.25	1,065	1,065,000	(648,984)
U.S. Treasury 5-Year Notes Futures, Put	11/26/21	123.50	1,065	1,065,000	(981,797)
U.S. Treasury 10-Year Notes Futures, Call	10/1/21	131.50	208	208,000	(45,500)
U.S. Treasury 10-Year Notes Futures, Call	10/1/21	132.75	129	129,000	0 (a)
U.S. Treasury 10-Year Notes Futures, Call	10/1/21	133.50	836	836,000	0 (a)
U.S. Treasury 10-Year Notes Futures, Call	10/1/21	133.75	626	626,000	0 (a)
U.S. Treasury 10-Year Notes Futures, Call	10/22/21	131.75	468	468,000	(234,000)
U.S. Treasury 10-Year Notes Futures, Call	10/22/21	132.00	1,093	1,093,000	(426,953)
U.S. Treasury 10-Year Notes Futures, Call	10/22/21	132.75	784	784,000	(122,500)
U.S. Treasury 10-Year Notes Futures, Call	10/22/21	133.00	1,198	1,198,000	(131,031)
U.S. Treasury 10-Year Notes Futures, Call	10/22/21	133.50	1,634	1,634,000	(76,594)
U.S. Treasury 10-Year Notes Futures, Call	10/22/21	134.00	3,135	3,135,000	(97,969)
U.S. Treasury 10-Year Notes Futures, Call	11/26/21	132.50	1,042	1,042,000	(504,719)
U.S. Treasury 10-Year Notes Futures, Call	11/26/21	134.00	2,506	2,506,000	(352,406)
U.S. Treasury 10-Year Notes Futures, Call	11/26/21	134.50	628	628,000	(58,875)
U.S. Treasury 10-Year Notes Futures, Put	10/22/21	132.00	836	836,000	(653,125)
U.S. Treasury 10-Year Notes Futures, Put	10/22/21	133.00	52	52,000	(78,000)
U.S. Treasury 10-Year Notes Futures, Put	11/26/21	132.50	418	418,000	(574,750)
U.S. Treasury 10-Year Notes Futures, Put	11/26/21	133.00	939	939,000	(1,613,906)
U.S. Treasury Long-Term Bonds Futures, Call	10/1/21	160.00	572	572,000	(89,375)

See Notes to Schedule of Investments.

110	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SCHEDULE OF WRITTEN OPTIONS (CONT’D)
SECURITY		EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury Long-Term Bonds Futures, Call		10/1/21	$163.00	67	$67,000	$0 (a)
U.S. Treasury Long-Term Bonds Futures, Call		10/22/21	163.00	519	519,000	(137,859)
U.S. Treasury Long-Term Bonds Futures, Call		10/22/21	164.00	1,253	1,253,000	(195,781)
U.S. Treasury Long-Term Bonds Futures, Call		10/22/21	165.00	2,299	2,299,000	(251,453)
U.S. Treasury Long-Term Bonds Futures, Call		10/22/21	166.00	419	419,000	(32,734)
U.S. Treasury Long-Term Bonds Futures, Call		11/26/21	164.00	1,681	1,681,000	(945,563)
U.S. Treasury Long-Term Bonds Futures, Call		11/26/21	166.00	314	314,000	(98,125)
U.S. Treasury Long-Term Bonds Futures, Put		10/22/21	158.00	286	286,000	(259,188)
U.S. Treasury Long-Term Bonds Futures, Put		11/26/21	162.00	834	834,000	(3,179,625)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $19,277,399)						$(14,508,321)

OTC WRITTEN OPTIONS

	COUNTERPARTY
U.S. Dollar/New Zealand Dollar, Put (Premiums received - $845,041)	Goldman Sachs Group Inc.	11/22/21	$0.73	149,830,000	$149,830,000	$(135,074)

TOTAL WRITTEN OPTIONS (Premiums received - $20,122,440)						$(14,643,395)

(a)	Value is less than $1.

At September 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	8,459	6/23	$2,098,720,404	$2,098,149,213	$(571,191)
90-Day Eurodollar	2,039	9/23	504,990,057	504,601,525	(388,532)
90-Day Eurodollar	56,142	12/23	13,883,862,763	13,874,793,525	(9,069,238)
Australian 10-Year Bonds	4,474	12/21	466,065,864	457,589,958	(8,475,906)
Australian Dollar	8,061	12/21	595,467,640	583,132,740	(12,334,900)
British Pound	5,391	12/21	464,280,966	454,023,281	(10,257,685)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	111

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
Canadian Dollar	612	12/21	$48,443,490	$48,341,880	$(101,610)
Euro	4,724	12/21	700,534,553	684,980,000	(15,554,553)
Euro-Bobl	234	12/21	36,787,761	36,573,303	(214,458)
Euro-OAT	1,394	12/21	272,707,482	267,966,086	(4,741,396)
Japanese Yen	4,546	12/21	517,331,634	510,345,325	(6,986,309)
Mexican Peso	10,551	12/21	261,208,587	253,171,245	(8,037,342)
Russian Ruble	885	12/21	29,766,038	30,001,500	235,462
Swiss Franc	344	12/21	46,759,060	46,190,600	(568,460)
U.S. Treasury 5-Year Notes	101,150	12/21	12,481,919,180	12,415,372,518	(66,546,662)
U.S. Treasury Long-Term Bonds	1,589	12/21	256,510,925	252,998,594	(3,512,331)
U.S. Treasury Ultra Long-Term Bonds	10,614	12/21	2,093,262,399	2,027,937,375	(65,325,024)
United Kingdom Long Gilt Bonds	152	12/21	26,460,901	25,631,321	(829,580)

					(213,279,715)

Contracts to Sell:
90-Day Eurodollar	6,099	3/22	1,522,405,842	1,522,539,112	(133,270)
90-Day Eurodollar	30,913	12/21	7,710,750,923	7,715,111,975	(4,361,052)
Euro-Bund	7,089	12/21	1,420,815,966	1,394,484,258	26,331,708
Euro-Buxl	844	12/21	204,791,446	198,794,822	5,996,624
Japanese 10-Year Bonds	316	12/21	431,265,602	429,784,986	1,480,616
U.S. Treasury 2-Year Notes	10,552	12/21	2,323,331,790	2,322,017,068	1,314,722
U.S. Treasury 10-Year Notes	7,412	12/21	983,091,579	975,488,725	7,602,854
U.S. Treasury Ultra 10-Year Notes	7,091	12/21	1,051,521,719	1,029,967,750	21,553,969

					59,786,171

Net unrealized depreciation on open futures contracts					$(153,493,544)

Abbreviation(s) used in this table:

OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

See Notes to Schedule of Investments.

112	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

At September 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	4,359,319,201	USD	57,630,935	Citibank N.A.	10/18/21	$980,159
USD	58,632,403	INR	4,359,319,201	Citibank N.A.	10/18/21	21,309
USD	20,423,650	IDR	294,059,711,175	Bank of America N.A.	10/19/21	(83,321)
USD	8,309,595	EUR	7,000,000	BNP Paribas SA	10/19/21	198,202
USD	410,441,698	EUR	345,546,654	BNP Paribas SA	10/19/21	10,032,448
CAD	960,335,939	USD	764,582,850	Citibank N.A.	10/19/21	(6,405,440)
CNY	2,298,958,125	USD	354,804,865	Citibank N.A.	10/19/21	478,134
EUR	30,000,000	USD	35,475,450	Citibank N.A.	10/19/21	(712,337)
RUB	8,732,500,000	USD	116,931,461	Citibank N.A.	10/19/21	2,626,029
USD	46,590,446	CHF	43,000,000	Citibank N.A.	10/19/21	428,937
USD	122,196,289	CNY	796,597,606	Citibank N.A.	10/19/21	(910,602)
USD	230,469,345	CNY	1,502,360,519	Citibank N.A.	10/19/21	(1,706,763)
USD	7,380,247	EUR	6,200,000	Citibank N.A.	10/19/21	195,871
USD	8,324,750	EUR	7,000,000	Citibank N.A.	10/19/21	213,357
USD	15,935,196	EUR	13,500,000	Citibank N.A.	10/19/21	291,795
USD	5,426,926	JPY	600,000,000	Citibank N.A.	10/19/21	35,155
USD	42,728,590	MXN	867,040,000	Citibank N.A.	10/19/21	848,163
CAD	565,000,000	USD	455,156,235	Goldman Sachs Group Inc.	10/19/21	(9,093,333)
USD	11,882,200	EUR	10,000,000	Goldman Sachs Group Inc.	10/19/21	294,495
USD	157,113,641	GBP	113,505,097	Goldman Sachs Group Inc.	10/19/21	4,173,412
ZAR	728,620,000	USD	50,090,747	Goldman Sachs Group Inc.	10/19/21	(1,830,559)
CNH	536,285,141	USD	82,798,385	JPMorgan Chase & Co.	10/19/21	246,056
IDR	114,367,157,302	USD	7,749,502	JPMorgan Chase & Co.	10/19/21	226,170
JPY	9,949,983,258	USD	90,659,862	JPMorgan Chase & Co.	10/19/21	(1,246,484)
USD	4,181,460	AUD	5,575,280	JPMorgan Chase & Co.	10/19/21	150,485
USD	82,254,845	CNH	536,285,141	JPMorgan Chase & Co.	10/19/21	(789,596)
RUB	28,943,699,267	USD	381,314,792	Morgan Stanley & Co. Inc.	10/19/21	14,956,155
USD	27,787,790	BRL	146,080,771	Morgan Stanley & Co. Inc.	10/19/21	1,044,825
USD	8,299,060	EUR	7,000,000	Morgan Stanley & Co. Inc.	10/19/21	187,667
USD	11,760,250	EUR	10,000,000	Morgan Stanley & Co. Inc.	10/19/21	172,545

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	113

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,355,021,120	EUR	1,139,330,000	Morgan Stanley & Co. Inc.	10/19/21	$34,799,189
USD	194,017,588	MXN	3,920,804,429	Morgan Stanley & Co. Inc.	10/19/21	4,631,906
USD	47,854,929	ZAR	728,620,000	Morgan Stanley & Co. Inc.	10/19/21	(405,259)
CAD	55,100,000	USD	43,385,827	Goldman Sachs Group Inc.	12/15/21	116,391
EUR	478,875,000	USD	561,852,066	Morgan Stanley & Co. Inc.	12/15/21	(6,236,910)
INR	4,359,319,201	USD	58,039,132	Citibank N.A.	1/18/22	14,299
USD	352,060,969	CNY	2,298,958,125	Citibank N.A.	1/18/22	(766,170)
USD	82,232,143	CNH	536,285,141	JPMorgan Chase & Co.	1/18/22	(216,759)
ZAR	728,620,000	USD	47,248,251	Morgan Stanley & Co. Inc.	1/18/22	406,911

Total						$47,366,532

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN — Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

114	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

At September 30, 2021, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†		PAYMENTS RECEIVED BY THE FUND†		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Citibank N.A.	292,400,000	BRL	1/4/27	BRL-CDI	**	7.024	%**	—	$(3,321,942)
Citibank N.A.	346,800,000	BRL	1/4/27	BRL-CDI	**	7.024	%**	$141,508	(4,081,487)
Citibank N.A.	370,331,000	BRL	1/4/27	BRL-CDI	**	7.024	%**	176,231	(4,383,543)
JPMorgan Chase & Co.	240,800,000	BRL	1/4/27	BRL-CDI	**	7.044	%**	—	(2,694,260)

Total								$317,739	$(14,481,232)

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
1,182,383,000		6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(2,020)	$365,526
3,597,809,000		6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(8,005,545)
898,865,000		5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	(2,124,325)	38,302,750
1,429,588,000		5/15/27	0.710% annually	Daily SOFR Compound annually	4,605,388	14,549,887
649,882,000		2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	686,962	397,859
1,017,250,000		2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	(2,457,812)	(3,253,791)
3,851,130,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	1,278,589	233,841
3,847,470,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	1,555,069	(162,446)
374,360,000		7/20/45	0.560% annually	Daily SOFR annually	3,192,610	74,616,677
163,600,000		8/19/45	0.740% annually	Daily SOFR annually	—	27,458,743
20,815,000		11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	953,168	3,510,861
12,221,800,000	JPY	5/9/46	0.641% semi-annually	6-Month JPY LIBOR semi-annually	—	(5,000,550)
367,188,000		2/15/47	1.000% semi-annually	3-Month LIBOR quarterly	4,450,076	62,269,448

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	115

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

CENTRALLY CLEARED INTEREST RATE SWAPS (CONT’D)
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
82,887,000	2/15/47	1.200% semi-annually	3-Month LIBOR quarterly	$456,561	$11,106,057
40,551,000	2/15/47	1.225% semi-annually	3-Month LIBOR quarterly	36,336	5,406,537
94,774,000	2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	558,026	4,176,236
373,419,000	2/15/47	1.630% semi-annually	3-Month LIBOR quarterly	2,814,654	15,379,483
271,563,000	2/15/47	2.000% semi-annually	3-Month LIBOR quarterly	2,172,096	(10,135,165)
121,826,000	2/15/47	1.520% annually	Daily SOFR Compound annually	(2,707,657)	4,486,076
117,268,000	2/15/47	1.729% annually	Daily SOFR Compound annually	—	(4,056,836)
116,571,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	1,977,560	23,947,613
169,971,000	10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	836,314	25,579,060
17,474,000	6/3/51	2.000% semi-annually	3-Month LIBOR quarterly	181,730	(851,032)
52,426,000	6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	(6,553)	(2,342,054)
159,937,000	7/9/51	1.671% semi-annually	3-Month LIBOR quarterly	(712,818)	8,008,068

Total				$17,743,954	$285,987,303

See Notes to Schedule of Investments.

116	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Apache Corp., 4.875%, due 11/15/27	$54,561,000	6/20/26	1.652%	1.000% quarterly	$(1,606,597)	$(2,305,888)	$699,291
Teva Pharmaceutical Finance Co. BV, 3.650%, due 11/10/21	25,010,000	6/20/26	3.039%	1.000% quarterly	(2,179,797)	(2,328,047)	148,250

Total	$79,571,000				(3,786,394)	$(4,633,935)	$847,541

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Markit CDX.NA.HY.36 Index	$140,550,000	6/20/26	5.000% quarterly	$12,810,711	$10,731,303	$2,079,408
Markit CDX.NA.HY.37 Index	515,840,000	12/20/26	5.000% quarterly	47,425,814	49,407,612	(1,981,798)
Markit CDX.NA.IG.37 Index	6,259,822,750	12/20/26	1.000% quarterly	148,170,004	151,114,013	(2,944,009)

Total	$6,916,212,750			$208,406,529	$211,252,928	$(2,846,399)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	117

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

118	Western Asset Core Plus Bond Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

120

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$3,832,485,769	$20,334,094	$3,852,819,863
Other Corporate Bonds & Notes	—	9,251,207,335	—	9,251,207,335
U.S. Government & Agency Obligations	—	10,868,063,721	—	10,868,063,721
Mortgage-Backed Securities	—	6,027,627,090	—	6,027,627,090
Sovereign Bonds	—	4,477,678,186	—	4,477,678,186
Collateralized Mortgage Obligations	—	2,882,858,192	1,337,906	2,884,196,098
Senior Loans	—	2,531,929,480	—	2,531,929,480
Asset-Backed Securities	—	1,217,554,347	58,699,565	1,276,253,912
Investments in Underlying Funds	$516,176,300	—	—	516,176,300
U.S. Treasury Inflation Protected Securities	—	96,489,067	—	96,489,067
Non-U.S. Treasury Inflation Protected Securities	—	87,004,959	—	87,004,959
Purchased Options:
Exchange-Traded Purchased Options	7,435,759	—	—	7,435,759
OTC Purchased Options	—	4,236,330	—	4,236,330

Total Long-Term Investments	523,612,059	41,277,134,476	80,371,565	41,881,118,100

Short-Term Investments†	76,266,075	—	—	76,266,075

Total Investments	$599,878,134	$41,277,134,476	$80,371,565	$41,957,384,175

121

Notes to Schedule of Investments (unaudited) (cont’d)

ASSETS (CONT’D)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$64,515,955	—	—	$64,515,955
Forward Foreign Currency Contracts††	—	$77,770,065	—	77,770,065
Centrally Cleared Interest Rate Swaps††	—	319,794,722	—	319,794,722
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	847,541	—	847,541
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	2,079,408	—	2,079,408

Total Other Financial Instruments	$64,515,955	$400,491,736	—	$465,007,691

Total	$664,394,089	$41,677,626,212	$80,371,565	$42,422,391,866

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$14,508,321	—	—	$14,508,321
OTC Written Options	—	$135,074	—	135,074
Futures Contracts††	218,009,499	—	—	218,009,499
Forward Foreign Currency Contracts††	—	30,403,533	—	30,403,533
OTC Interest Rate Swaps‡	—	14,163,493	—	14,163,493
Centrally Cleared Interest Rate Swaps††	—	33,807,419	—	33,807,419
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	4,925,807	—	4,925,807

Total	$232,517,820	$83,435,326	—	$315,953,146

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

122

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2021. The following transactions were effected in such company for the period ended September 30, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$978,183,528	$8,621,137,900	8,621,137,900	$9,523,055,353	9,523,055,353	—	$89,950	—	$76,266,075

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